UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00066

American Balanced Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Michael W. Stockton

American Balanced Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Balanced Fund®
Investment portfolio
March 31, 2018
unaudited
Common stocks 56.65% Information technology 11.95%	Shares	Value (000)
Microsoft Corp.	45,136,000	$4,119,563
Intel Corp.	34,604,100	1,802,182
Broadcom Ltd.	5,772,500	1,360,290
ASML Holding NV (New York registered)	4,573,458	908,106
ASML Holding NV1	1,845,000	365,027
Alphabet Inc., Class C2	795,000	820,273
Alphabet Inc., Class A2	240,500	249,432
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	19,222,000	841,155
Symantec Corp.[3]	32,026,000	827,872
Intuit Inc.	4,000,000	693,400
TE Connectivity Ltd.	6,600,000	659,340
VeriSign, Inc.[2]	4,300,000	509,808
Facebook, Inc., Class A2	2,840,000	453,804
Apple Inc.	2,185,000	366,599
Visa Inc., Class A	2,770,000	331,347
Activision Blizzard, Inc.	3,894,100	262,696
Mastercard Inc., Class A	833,000	145,908
Analog Devices, Inc.	1,404,000	127,947
Amphenol Corp., Class A	1,401,000	120,668
		14,965,417
Financials 8.40%
Berkshire Hathaway Inc., Class A2	7,820	2,338,962
Berkshire Hathaway Inc., Class B2	800,000	159,584
Wells Fargo & Co.	35,177,500	1,843,653
SunTrust Banks, Inc.	14,140,000	962,086
JPMorgan Chase & Co.	8,370,000	920,449
Chubb Ltd.	6,010,000	821,988
BlackRock, Inc.	1,507,000	816,372
Capital One Financial Corp.	5,468,047	523,948
PNC Financial Services Group, Inc.	3,110,000	470,356
Goldman Sachs Group, Inc.	1,753,628	441,669
Bank of America Corp.	9,000,000	269,910
Legal & General Group PLC[1]	70,000,000	253,569
Citigroup Inc.	3,750,000	253,125
Itaú Unibanco Holding SA, preferred nominative (ADR)	14,423,000	224,999
HDFC Bank Ltd.[1]	4,360,795	129,423
HDFC Bank Ltd. (ADR)	134,256	13,261
Intercontinental Exchange, Inc.	772,000	55,985
Marsh & McLennan Companies, Inc.	200,000	16,518
		10,515,857
Consumer discretionary 7.45%
Home Depot, Inc.	12,004,000	2,139,593
Comcast Corp., Class A	48,243,143	1,648,468
NIKE, Inc., Class B	23,855,000	1,584,926
Amazon.com, Inc.[2]	909,500	1,316,356
American Balanced Fund — Page 1 of 36

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
McDonald’s Corp.	3,445,000	$538,729
CBS Corp., Class B	10,100,000	519,039
VF Corp.	4,055,000	300,557
Charter Communications, Inc., Class A2	842,100	262,078
MGM Resorts International	6,347,035	222,273
General Motors Co.	5,000,000	181,700
Netflix, Inc.[2]	607,000	179,277
LVMH Moët Hennessy-Louis Vuitton SE1	467,000	144,018
Marriott International, Inc., Class A	800,000	108,784
Starbucks Corp.	1,745,000	101,018
Hasbro, Inc.	719,000	60,612
Booking Holdings Inc.[2]	11,200	23,300
		9,330,728
Health care 6.18%
UnitedHealth Group Inc.	10,957,500	2,344,905
Johnson & Johnson	7,715,300	988,716
Aetna Inc.	5,197,900	878,445
Merck & Co., Inc.	15,432,000	840,581
Express Scripts Holding Co.[2]	9,968,755	688,642
AbbVie Inc.	5,045,000	477,509
Thermo Fisher Scientific Inc.	1,444,000	298,128
Bristol-Myers Squibb Co.	4,000,000	253,000
ResMed Inc.	2,035,000	200,386
Medtronic PLC	2,040,000	163,649
Gilead Sciences, Inc.	2,000,000	150,780
Humana Inc.	454,000	122,049
AstraZeneca PLC[1]	1,705,000	117,272
Boston Scientific Corp.[2]	4,229,000	115,536
Vertex Pharmaceuticals Inc.[2]	274,300	44,705
Intercept Pharmaceuticals, Inc.[2]	706,622	43,471
Regeneron Pharmaceuticals, Inc.[2]	15,500	5,338
Allergan PLC	26,000	4,376
		7,737,488
Energy 5.54%
Royal Dutch Shell PLC, Class B (ADR)	19,293,000	1,264,270
Royal Dutch Shell PLC, Class B1	4,000,000	128,900
Royal Dutch Shell PLC, Class A (ADR)	497,977	31,776
Royal Dutch Shell PLC, Class A1	130,129	4,083
Chevron Corp.	7,094,755	809,086
EOG Resources, Inc.	6,216,000	654,358
Enbridge Inc.	13,950,000	439,006
Enbridge Inc. (CAD denominated)[1,4]	4,808,645	149,725
Noble Energy, Inc.	18,490,000	560,247
ConocoPhillips	9,100,000	539,539
Suncor Energy Inc.	14,189,346	489,994
Baker Hughes, a GE Co., Class A	14,288,000	396,778
Halliburton Co.	7,725,000	362,612
Concho Resources Inc.[2]	2,049,000	308,026
Cabot Oil & Gas Corp.	8,126,000	194,862
Phillips 66	2,030,000	194,718
Schlumberger Ltd.	2,500,000	161,950
Hess Corp.	2,051,605	103,852
American Balanced Fund — Page 2 of 36

unaudited
Common stocks Energy (continued)	Shares	Value (000)
Murphy Oil Corp.	3,600,080	$93,026
Weatherford International PLC[2]	20,000,000	45,800
		6,932,608
Consumer staples 5.34%
Philip Morris International Inc.	14,737,000	1,464,858
Coca-Cola Co.	33,653,000	1,461,550
Nestlé SA1	9,909,000	784,460
Altria Group, Inc.	12,011,300	748,544
Kraft Heinz Co.	11,710,850	729,469
British American Tobacco PLC[1]	3,889,515	225,791
British American Tobacco PLC (ADR)	2,139,768	123,443
Procter & Gamble Co.	2,840,000	225,155
Coca-Cola European Partners plc	5,040,000	209,966
Constellation Brands, Inc., Class A	733,000	167,065
Costco Wholesale Corp.	695,000	130,959
Walgreens Boots Alliance, Inc.	1,900,000	124,393
General Mills, Inc.	2,700,000	121,662
Kellogg Co.	1,400,000	91,014
Pinnacle Foods Inc.	1,418,000	76,714
		6,685,043
Industrials 2.73%
Lockheed Martin Corp.	3,380,000	1,142,203
Boeing Co.	3,025,000	991,837
FedEx Corp.	1,200,000	288,132
Cummins Inc.	1,750,000	283,658
Caterpillar Inc.	1,300,000	191,594
Norfolk Southern Corp.	1,140,000	154,789
TransDigm Group Inc.	402,000	123,390
Johnson Controls International PLC	3,420,375	120,534
Parker-Hannifin Corp.	675,000	115,445
		3,411,582
Real estate 2.63%
Simon Property Group, Inc. REIT	8,347,000	1,288,360
Crown Castle International Corp. REIT	6,703,346	734,754
American Tower Corp. REIT	2,550,000	370,617
Iron Mountain Inc. REIT	10,166,200	334,061
Digital Realty Trust, Inc. REIT	2,500,000	263,450
Equinix, Inc. REIT	380,000	158,893
Ventas, Inc. REIT	2,536,000	125,608
Gaming and Leisure Properties, Inc. REIT	560,000	18,743
		3,294,486
Materials 2.62%
DowDuPont Inc.	21,856,688	1,392,490
LyondellBasell Industries NV	5,329,100	563,179
Praxair, Inc.	2,571,000	370,995
Royal Gold, Inc.[3]	4,254,500	365,334
Sherwin-Williams Co.	603,000	236,448
Nucor Corp.	3,649,000	222,918
CF Industries Holdings, Inc.	3,549,000	133,904
		3,285,268
American Balanced Fund — Page 3 of 36

unaudited
Common stocks Utilities 0.31%	Shares	Value (000)
DTE Energy Co.	2,000,000	$208,800
Dominion Energy, Inc.	1,500,000	101,145
Pinnacle West Capital Corp.	1,000,000	79,800
		389,745
Telecommunication services 0.11%
AT&T Inc.	4,000,000	142,600
Miscellaneous 3.39%
Other common stocks in initial period of acquisition		4,246,811
Total common stocks (cost: $45,830,745,000)		70,937,633
Preferred securities 0.00% Financials 0.00%
CoBank, ACB, Class E, noncumulative[4]	7,440	4,910
Total preferred securities (cost: $5,208,000)		4,910
Convertible stocks 0.09% Miscellaneous 0.09%
Other convertible stocks in initial period of acquisition		111,793
Total convertible stocks (cost: $105,498,000)		111,793
Bonds, notes & other debt instruments 36.82% Corporate bonds & notes 13.93% Financials 4.19%	Principal amount (000)
ACE INA Holdings Inc. 2.30% 2020	$7,635	7,521
ACE INA Holdings Inc. 2.875% 2022	22,180	21,980
ACE INA Holdings Inc. 3.35% 2026	5,180	5,097
American Express Co. 2.20% 2020	30,901	30,149
American Express Co. 3.00% 2024	37,500	36,043
American International Group, Inc. 4.20% 2028	48,070	48,634
American International Group, Inc. 4.75% 2048	23,860	24,591
Australia & New Zealand Banking Group Ltd. 2.625% 2022	29,000	28,300
AXA SA, Series B, junior subordinated 6.379% (undated)[4]	2,000	2,250
Bank of America Corp. 2.625% 2020	20,000	19,866
Bank of America Corp. 2.625% 2021	4,730	4,660
Bank of America Corp. 2.738% 2022	38,000	37,474
Bank of America Corp. 2.816% 2023	30,500	29,741
Bank of America Corp. 3.124% 2023	28,000	27,727
Bank of America Corp. 3.55% 2024	195,254	195,915
Bank of America Corp. 3.248% 2027	11,250	10,609
Bank of America Corp. 3.419% 2028[4]	26,728	25,616
Bank of America Corp. 3.593% 2028	26,250	25,508
Bank of America Corp. 3.824% 2028	10,500	10,378
Bank of America Corp. 3.97% 2029	52,000	52,161
Bank of America Corp. 4.244% 2038	7,500	7,661
Bank of Nova Scotia 2.50% 2021	31,500	31,036
BB&T Corp. 2.45% 2020	37,000	36,698
American Balanced Fund — Page 4 of 36

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
BB&T Corp. 2.625% 2022	$22,500	$22,002
BB&T Corp. 2.75% 2022	45,000	44,179
Berkshire Hathaway Finance Corp. 1.30% 2019	15,320	15,044
Berkshire Hathaway Inc. 2.00% 2018	16,340	16,308
Berkshire Hathaway Inc. 2.90% 2020	9,500	9,561
Berkshire Hathaway Inc. 2.75% 2023	5,000	4,920
BNP Paribas 3.50% 2023[4]	118,825	118,151
BNP Paribas 3.375% 2025[4]	48,228	46,695
BNP Paribas 4.375% 2025[4]	5,700	5,721
BNP Paribas 4.375% 2026[4]	6,350	6,337
Capital One Financial Corp. 3.20% 2023	20,000	19,534
Capital One Financial Corp. 3.20% 2025	20,000	19,201
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 3.734% 2019[1,4,5,6,7]	604	604
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 3.734% 2019[1,4,5,6,7]	461	461
Charles Schwab Corp. 3.45% 2026	3,885	3,856
Citigroup Inc. 2.35% 2021	71,000	68,981
Citigroup Inc. 2.70% 2021	24,500	24,157
Citigroup Inc. 2.90% 2021	53,000	52,226
Citigroup Inc. 2.876% 2023	60,817	59,219
Citigroup Inc. 3.142% 2023	20,700	20,463
Citigroup Inc. 3.875% 2023	38,183	38,629
Citigroup Inc. 3.20% 2026	27,000	25,713
CME Group Inc. 5.30% 2043	3,135	3,830
Commonwealth Bank of Australia 2.25% 2020[4]	6,250	6,163
Coöperatieve Rabobank U.A. 2.75% 2023	31,500	30,662
Crédit Agricole SA 2.375% 2021[4]	6,645	6,457
Crédit Agricole SA 3.375% 2022[4]	20,125	19,974
Crédit Agricole SA 4.375% 2025[4]	14,825	14,806
Credit Suisse Group AG 1.70% 2018	12,000	11,996
Credit Suisse Group AG 3.45% 2021	20,000	20,007
Credit Suisse Group AG 3.80% 2022	6,802	6,854
Credit Suisse Group AG 2.997% 2023[4]	33,250	32,260
Credit Suisse Group AG 3.80% 2023	32,275	32,362
Credit Suisse Group AG 3.869% 2029[4]	12,300	11,920
Danske Bank AS 2.00% 2021[4]	37,870	36,284
Danske Bank AS 2.70% 2022[4]	47,600	46,506
Deutsche Bank AG 2.70% 2020	20,000	19,584
Deutsche Bank AG 3.375% 2021	4,500	4,450
Deutsche Bank AG 2023[7]	4,510	4,492
Deutsche Bank AG 3.95% 2023	111,000	110,770
DNB ASA 2.375% 2021[4]	27,000	26,310
Goldman Sachs Group, Inc. 2.90% 2018	15,000	15,023
Goldman Sachs Group, Inc. 1.95% 2019	30,500	30,167
Goldman Sachs Group, Inc. 2.55% 2019	24,051	23,927
Goldman Sachs Group, Inc. 2.60% 2020	14,610	14,480
Goldman Sachs Group, Inc. 2.625% 2021	9,465	9,275
Goldman Sachs Group, Inc. 2.875% 2021	19,245	19,058
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.36%) 3.105% 2021[7]	25,782	26,369
Goldman Sachs Group, Inc. 5.25% 2021	20,000	21,188
Goldman Sachs Group, Inc. 3.00% 2022	75,000	73,665
Goldman Sachs Group, Inc. 5.75% 2022	20,000	21,647
Goldman Sachs Group, Inc. 2.905% 2023	110,763	107,795
Goldman Sachs Group, Inc. 3.20% 2023	125,861	124,140
Goldman Sachs Group, Inc. 3.691% 2028	10,000	9,699
American Balanced Fund — Page 5 of 36

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 3.814% 2029	$31,000	$30,479
Groupe BPCE SA 2.75% 2023[4]	34,500	33,314
Groupe BPCE SA 5.70% 2023[4]	13,830	14,846
Groupe BPCE SA 4.625% 2024[4]	25,000	25,385
Groupe BPCE SA 5.15% 2024[4]	45,000	47,025
HSBC Holdings PLC 2.95% 2021	32,500	32,183
HSBC Holdings PLC 2.65% 2022	35,000	34,039
HSBC Holdings PLC 3.262% 2023	50,500	49,857
HSBC Holdings PLC 4.25% 2024	8,000	8,049
Intercontinentalexchange, Inc. 2.50% 2018	20,000	20,003
Intesa Sanpaolo SpA 3.125% 2022[4]	61,835	59,801
Intesa Sanpaolo SpA 3.375% 2023[4]	35,900	35,073
Intesa Sanpaolo SpA 5.017% 2024[4]	35,985	35,526
Intesa Sanpaolo SpA 5.25% 2024	1,600	1,688
Intesa Sanpaolo SpA 3.875% 2027[4]	35,763	33,831
Intesa Sanpaolo SpA 3.875% 2028[4]	12,750	12,041
JPMorgan Chase & Co. 2.25% 2020	14,585	14,410
JPMorgan Chase & Co. 2.55% 2020	32,300	31,906
JPMorgan Chase & Co. 2.40% 2021	32,500	31,757
JPMorgan Chase & Co. 2.55% 2021	24,235	23,857
JPMorgan Chase & Co. 3.25% 2022	10,000	9,973
JPMorgan Chase & Co. 2.70% 2023	27,600	26,637
JPMorgan Chase & Co. 3.875% 2024	25,000	24,969
JPMorgan Chase & Co. 3.30% 2026	10,000	9,674
JPMorgan Chase & Co. 3.509% 2029	32,750	31,807
JPMorgan Chase & Co., Series S, junior subordinated, perpetual, 6.75% (undated)	25,000	27,306
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% (undated)	35,000	36,033
Keybank National Association 2.50% 2019	17,000	16,897
Keybank National Association 3.375% 2023[4]	21,000	21,090
Leucadia National Corp. 5.50% 2023	830	854
Lloyds Banking Group PLC 3.00% 2022	30,000	29,549
Lloyds Banking Group PLC 2.907% 2023	74,300	71,680
Lloyds Banking Group PLC 4.582% 2025	14,750	14,784
Lloyds Banking Group PLC 3.75% 2027	10,000	9,685
Lloyds Banking Group PLC 4.375% 2028	10,025	10,138
MetLife, Inc. 1.55% 2019[4]	15,500	15,238
MetLife, Inc. 2.30% 2019[4]	10,120	10,073
MetLife, Inc. 2.00% 2020[4]	6,125	6,007
MetLife, Inc. 2.50% 2020[4]	46,300	45,660
MetLife, Inc. 1.95% 2021[4]	15,500	14,887
MetLife, Inc. 2.40% 2021[4]	24,175	23,758
Mitsubishi UFJ Financial Group, Inc. 2.19% 2021	25,500	24,617
Mitsubishi UFJ Financial Group, Inc. 2.665% 2022	30,500	29,558
Mitsubishi UFJ Financial Group, Inc. 2.998% 2022	18,300	18,063
Mizuho Financial Group, Ltd. 3.549% 2023	51,500	51,262
Moody’s Corp. 2.75% 2021	20,000	19,650
Morgan Stanley 2.50% 2021	46,000	45,084
Morgan Stanley 2.75% 2022	15,000	14,632
Morgan Stanley 3.125% 2023	100,592	99,230
Morgan Stanley (3-month USD-LIBOR + 1.22%) 3.011% 2024[7]	25,000	25,419
Morgan Stanley 4.00% 2025	8,950	9,032
Morgan Stanley 3.875% 2026	19,500	19,491
Morgan Stanley 3.625% 2027	9,875	9,670
Morgan Stanley 3.772% 2029	85,500	84,219
American Balanced Fund — Page 6 of 36

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
National Australia Bank Ltd. 1.375% 2019	$10,200	$10,033
National Australia Bank Ltd. 1.875% 2021	10,200	9,800
National Australia Bank Ltd. 2.50% 2022	29,500	28,641
National Australia Bank Ltd. 2.875% 2023	23,725	23,286
Nationwide Mutual Insurance Co. (3-month USD-LIBOR + 2.29%) 4.415% 2024[4,7]	8,150	8,150
New York Life Global Funding 1.50% 2019[4]	15,265	14,975
New York Life Global Funding 1.95% 2020[4]	16,000	15,737
New York Life Global Funding 1.70% 2021[4]	40,500	38,554
New York Life Global Funding 2.35% 2026[4]	11,890	10,927
Nordea Bank AB 2.50% 2020[4]	19,955	19,654
Nordea Bank AB 2.25% 2021[4]	8,800	8,551
PNC Bank 1.45% 2019	33,375	32,791
PNC Bank 2.40% 2019	14,800	14,710
PNC Bank 2.60% 2020	30,000	29,763
PNC Bank 2.55% 2021	17,000	16,604
PNC Financial Services Group, Inc. 3.90% 2024	20,000	20,223
PRICOA Global Funding I 2.45% 2022[4]	5,295	5,139
Prudential Financial, Inc. 2.30% 2018	7,595	7,589
Prudential Financial, Inc. 3.50% 2024	23,600	23,559
Rabobank Nederland 1.375% 2019	16,560	16,228
Rabobank Nederland 2.50% 2021	14,700	14,464
Rabobank Nederland 2.75% 2022	23,500	23,073
Rabobank Nederland 4.375% 2025	22,650	22,901
Santander Holdings USA, Inc. 3.70% 2022	28,500	28,578
Santander Holdings USA, Inc. 3.40% 2023	31,500	30,817
Skandinaviska Enskilda Banken AB 2.375% 2019[4]	9,599	9,573
Skandinaviska Enskilda Banken AB 2.45% 2020[4]	27,550	27,195
Skandinaviska Enskilda Banken AB 1.875% 2021	49,290	47,068
Skandinaviska Enskilda Banken AB 2.625% 2021	23,000	22,666
Skandinaviska Enskilda Banken AB 2.80% 2022	9,960	9,776
Sumitomo Mitsui Banking Corp. 2.50% 2018	12,475	12,471
Sumitomo Mitsui Banking Corp. 3.102% 2023	52,500	51,657
Svenska Handelsbanken AB 1.95% 2020	6,855	6,682
Svenska Handelsbanken AB 2.40% 2020	5,898	5,798
Svenska Handelsbanken AB 5.125% 2020[4]	18,500	19,268
Svenska Handelsbanken AB 1.875% 2021	16,845	16,107
Swedbank AB 2.20% 2020[4]	40,000	39,366
Travelers Companies, Inc. 4.00% 2047	13,520	13,498
UBS Group AG 2.95% 2020[4]	20,000	19,860
UBS Group AG 4.125% 2025[4]	28,250	28,418
UniCredit SPA 3.75% 2022[4]	88,069	87,484
UniCredit SPA 4.625% 2027[4]	14,150	14,312
UniCredit SPA 5.861% 2032[4]	48,700	49,563
Unum Group 3.875% 2025	5,045	5,011
US Bancorp. 2.35% 2020	25,000	24,801
US Bancorp 2.625% 2022	16,225	15,993
US Bancorp 2.85% 2023	63,000	62,218
US Bancorp 2.375% 2026	35,000	31,796
US Bancorp 3.15% 2027	34,000	32,703
US Bank NA 1.40% 2019	5,465	5,398
US Bank NA 2.125% 2019	30,000	29,702
Wells Fargo & Co. 2.55% 2020	9,575	9,413
Wells Fargo & Co. 2.10% 2021	25,600	24,729
Wells Fargo & Co. 2.50% 2021	66,400	65,210
American Balanced Fund — Page 7 of 36

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Co. 4.60% 2021	$25,000	$25,962
Wells Fargo & Co. 2.625% 2022	30,500	29,513
Wells Fargo & Co. 3.069% 2023	74,000	72,793
Wells Fargo & Co. 3.00% 2026	20,207	18,980
Wells Fargo & Co. 3.00% 2026	13,400	12,554
Wells Fargo & Co. 3.584% 2028	3,457	3,375
Westpac Banking Corp. 2.15% 2020	28,000	27,582
Westpac Banking Corp. 2.75% 2023	27,500	26,798
		5,245,433
Energy 1.57%
Anadarko Petroleum Corp. 4.85% 2021	24,635	25,627
Anadarko Petroleum Corp. 5.55% 2026	13,895	15,184
Anadarko Petroleum Corp. 6.60% 2046	14,150	17,826
Canadian Natural Resources Ltd. 2.95% 2023	34,865	33,880
Canadian Natural Resources Ltd. 3.80% 2024	1,720	1,713
Canadian Natural Resources Ltd. 3.85% 2027	7,500	7,343
Canadian Natural Resources Ltd. 4.95% 2047	7,500	7,841
Cenovus Energy Inc. 3.00% 2022	2,000	1,929
Cenovus Energy Inc. 3.80% 2023	20,710	20,488
Cenovus Energy Inc. 4.25% 2027	52,985	51,709
Cenovus Energy Inc. 5.25% 2037	12,500	12,536
Cenovus Energy Inc. 5.40% 2047	32,500	32,779
Chevron Corp. 2.566% 2023	13,000	12,647
ConocoPhillips 4.95% 2026	18,000	19,669
Enbridge Energy Partners, LP 9.875% 2019	11,250	11,925
Enbridge Energy Partners, LP 4.375% 2020	15,730	16,086
Enbridge Energy Partners, LP 5.875% 2025	21,005	23,059
Enbridge Energy Partners, LP 5.50% 2040	15,000	15,878
Enbridge Energy Partners, LP 7.375% 2045	52,240	67,622
Enbridge Energy Partners, LP, Series B, 6.50% 2018	17,370	17,392
Enbridge Energy Partners, LP, Series B, 7.50% 2038	9,250	11,729
Enbridge Inc. 4.00% 2023	26,535	26,735
Enbridge Inc. 3.70% 2027	11,940	11,460
Energy Transfer Partners, LP 4.15% 2020	11,500	11,665
Energy Transfer Partners, LP 4.75% 2026	28,100	28,441
Energy Transfer Partners, LP 4.00% 2027	25,745	24,420
Energy Transfer Partners, LP 4.20% 2027	19,270	18,625
Energy Transfer Partners, LP 6.125% 2045	14,990	15,587
Energy Transfer Partners, LP 5.30% 2047	51,000	47,978
Energy Transfer Partners, LP 5.40% 2047	96,728	92,333
EnLink Midstream Partners, LP 4.15% 2025	29,650	28,846
EnLink Midstream Partners, LP 5.05% 2045	9,405	8,763
EnLink Midstream Partners, LP 5.45% 2047	14,125	13,900
Enterprise Products Operating LLC 3.90% 2024	16,545	16,769
Enterprise Products Operating LLC 3.95% 2027	550	554
EOG Resources, Inc. 4.15% 2026	10,220	10,569
EQT Corp. 3.00% 2022	16,800	16,336
EQT Corp. 3.90% 2027	15,080	14,471
Exxon Mobil Corp. 2.222% 2021	18,000	17,749
Exxon Mobil Corp. 2.726% 2023	12,000	11,860
Halliburton Co. 3.80% 2025	18,000	18,100
Kinder Morgan Energy Partners, LP 2.65% 2019	20,000	19,944
Kinder Morgan Energy Partners, LP 9.00% 2019	4,395	4,607
American Balanced Fund — Page 8 of 36

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Kinder Morgan Energy Partners, LP 3.50% 2021	$8,980	$8,990
Kinder Morgan Energy Partners, LP 5.40% 2044	13,135	13,325
Kinder Morgan Energy Partners, LP 5.50% 2044	11,321	11,593
Kinder Morgan, Inc. 3.05% 2019	8,070	8,053
Kinder Morgan, Inc. 6.50% 2020	10,700	11,336
Kinder Morgan, Inc. 4.30% 2028	80,865	80,694
Kinder Morgan, Inc. 5.30% 2034	8,205	8,442
Kinder Morgan, Inc. 5.55% 2045	27,109	28,566
Kinder Morgan, Inc. 5.20% 2048	73,631	74,280
Marathon Oil Corp. 4.40% 2027	31,665	32,190
MPLX LP 4.125% 2027	13,650	13,579
MPLX LP 4.00% 2028	17,520	17,298
MPLX LP 4.50% 2038	25,500	25,088
Noble Energy, Inc. 3.85% 2028	39,650	39,036
Noble Energy, Inc. 4.95% 2047	8,405	8,776
Petróleos Mexicanos 5.35% 2028[4]	15,590	15,356
Petróleos Mexicanos 5.50% 2044	3,370	3,009
Petróleos Mexicanos 5.625% 2046	8,800	7,870
Petróleos Mexicanos 6.75% 2047	59,847	60,708
Petróleos Mexicanos 6.35% 2048[4]	88,165	85,630
Phillips 66 Partners LP 3.605% 2025	1,950	1,909
Phillips 66 Partners LP 3.55% 2026	3,350	3,192
Phillips 66 Partners LP 3.75% 2028	8,775	8,481
Phillips 66 3.90% 2028	24,325	24,269
Phillips 66 4.875% 2044	40,000	42,742
Phillips 66 Partners LP 4.68% 2045	6,580	6,431
Phillips 66 Partners LP 4.90% 2046	20,100	20,220
Pioneer Natural Resources Co. 3.45% 2021	11,530	11,607
Sabine Pass Liquefaction, LLC 5.625% 2023	75,500	80,692
Sabine Pass Liquefaction, LLC 5.75% 2024	50,000	53,866
Sabine Pass Liquefaction, LLC 5.875% 2026	10,265	11,231
Sabine Pass Liquefaction, LLC 4.20% 2028	86,845	85,639
Schlumberger BV 3.625% 2022[4]	11,340	11,462
Schlumberger BV 4.00% 2025[4]	10,000	10,179
Shell International Finance BV 2.25% 2020	36,950	36,442
Statoil ASA 2.75% 2021	5,395	5,347
Statoil ASA 3.25% 2024	1,690	1,675
Statoil ASA 4.25% 2041	6,000	6,303
TC PipeLines, LP 4.375% 2025	6,390	6,452
TransCanada PipeLines Ltd. 5.00% 2043	10,000	11,002
TransCanada PipeLines Ltd., junior subordinated, 5.625% 2075	6,410	6,586
Western Gas Partners LP 3.95% 2025	3,730	3,639
Western Gas Partners LP 4.65% 2026	7,045	7,140
Western Gas Partners LP 5.30% 2048	20,000	19,849
Williams Partners LP 4.50% 2023	6,400	6,581
Williams Partners LP 4.30% 2024	7,870	7,984
Williams Partners LP 4.85% 2048	30,000	29,761
Woodside Petroleum Ltd. 3.65% 2025[4]	12,400	12,291
		1,971,365
Health care 1.54%
Abbott Laboratories 2.80% 2020	13,870	13,807
Abbott Laboratories 2.90% 2021	67,382	66,795
Abbott Laboratories 3.40% 2023	12,260	12,182
American Balanced Fund — Page 9 of 36

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Abbott Laboratories 3.75% 2026	$21,120	$21,032
Abbott Laboratories 4.75% 2036	4,800	5,179
Abbott Laboratories 4.90% 2046	3,500	3,846
AbbVie Inc. 2.50% 2020	10,400	10,269
AbbVie Inc. 2.30% 2021	25,485	24,857
AbbVie Inc. 2.90% 2022	34,653	33,875
AbbVie Inc. 3.20% 2022	5,685	5,616
AbbVie Inc. 2.85% 2023	25,982	25,183
AbbVie Inc. 3.60% 2025	23,000	22,690
AbbVie Inc. 4.30% 2036	4,730	4,739
AbbVie Inc. 4.45% 2046	31,570	31,465
Allergan PLC 3.00% 2020	26,950	26,821
Allergan PLC 3.45% 2022	81,247	80,603
Allergan PLC 3.80% 2025	10,437	10,267
Allergan PLC 4.55% 2035	17,870	17,523
Allergan PLC 4.75% 2045	21,404	21,017
Allergan, Inc. 5.00% 2021[4]	35,099	36,660
AmerisourceBergen Corp. 3.25% 2025	2,170	2,088
AmerisourceBergen Corp. 4.25% 2045	2,045	1,926
Amgen Inc. 1.85% 2021	13,745	13,178
Amgen Inc. 2.65% 2022	13,000	12,697
Amgen Inc. 2.70% 2022	21,240	20,765
Amgen Inc. 4.40% 2045	16,000	16,012
Anthem, Inc. 2.95% 2022	26,430	25,786
Anthem, Inc. 4.101% 2028	40,000	40,191
AstraZeneca PLC 2.375% 2022	29,195	28,215
AstraZeneca PLC 3.375% 2025	30,445	30,039
Baxalta Inc. 4.00% 2025	12,000	11,993
Bayer AG 2.375% 2019[4]	8,245	8,175
Becton, Dickinson and Co. 2.133% 2019	17,750	17,553
Becton, Dickinson and Co. 2.404% 2020	17,750	17,419
Becton, Dickinson and Co. 2.894% 2022	39,820	38,662
Becton, Dickinson and Co. 3.363% 2024	40,505	39,023
Boston Scientific Corp. 3.375% 2022	20,000	19,950
Boston Scientific Corp. 3.85% 2025	45,500	45,831
EMD Finance LLC 2.40% 2020[4]	24,900	24,638
EMD Finance LLC 2.95% 2022[4]	12,850	12,662
EMD Finance LLC 3.25% 2025[4]	40,100	39,027
HCA Inc. 6.50% 2020	9,800	10,302
Humana Inc. 3.15% 2022	20,000	19,769
Johnson & Johnson 2.25% 2022	28,250	27,656
Johnson & Johnson 2.45% 2026	8,360	7,881
Johnson & Johnson 3.625% 2037	7,250	7,221
Johnson & Johnson 3.75% 2047	5,000	5,007
Medtronic, Inc. 3.50% 2025	22,500	22,499
Medtronic, Inc. 3.35% 2027	24,775	24,462
Medtronic, Inc. 4.375% 2035	12,627	13,404
Medtronic, Inc. 4.625% 2045	11,095	12,160
Mylan Laboratories Inc. 3.15% 2021	18,347	18,116
Novartis Capital Corp. 2.40% 2022	28,000	27,351
Pfizer Inc. 7.20% 2039	485	699
Roche Holdings, Inc. 2.875% 2021[4]	24,400	24,328
Roche Holdings, Inc. 1.75% 2022[4]	18,330	17,547
Roche Holdings, Inc. 3.35% 2024[4]	9,000	9,045
American Balanced Fund — Page 10 of 36

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Roche Holdings, Inc. 3.00% 2025[4]	$19,000	$18,585
Shire PLC 1.90% 2019	20,000	19,675
Shire PLC 2.40% 2021	54,555	52,707
Shire PLC 2.875% 2023	78,843	75,335
Shire PLC 3.20% 2026	90,000	84,020
Teva Pharmaceutical Finance Company BV 2.20% 2021	128,578	115,852
Teva Pharmaceutical Finance Company BV 2.80% 2023	158,775	134,639
Teva Pharmaceutical Finance Company BV 3.15% 2026	147,999	118,946
Teva Pharmaceutical Finance Company BV 4.10% 2046	29,640	21,842
Thermo Fisher Scientific Inc. 2.40% 2019	10,000	9,966
Thermo Fisher Scientific Inc. 4.15% 2024	11,840	12,173
UnitedHealth Group Inc. 2.125% 2021	26,195	25,550
WellPoint, Inc. 2.25% 2019	15,500	15,355
Zimmer Holdings, Inc. 2.70% 2020	12,915	12,780
Zimmer Holdings, Inc. 3.15% 2022	18,910	18,651
Zimmer Holdings, Inc. 4.25% 2035	1,197	1,142
		1,924,921
Consumer staples 1.53%
Altria Group, Inc. 9.25% 2019	5,067	5,493
Altria Group, Inc. 2.625% 2020	14,760	14,675
Altria Group, Inc. 2.95% 2023	12,000	11,749
Altria Group, Inc. 4.00% 2024	7,400	7,565
Altria Group, Inc. 2.625% 2026	18,585	17,152
Altria Group, Inc. 9.95% 2038	13,500	22,354
Altria Group, Inc. 4.50% 2043	13,700	13,898
Altria Group, Inc. 5.375% 2044	6,825	7,845
Altria Group, Inc. 3.875% 2046	12,970	12,113
Anheuser-Busch InBev NV 2.20% 2018	18,700	18,686
Anheuser-Busch InBev NV 3.30% 2023	62,345	62,428
Anheuser-Busch InBev NV 3.50% 2024	28,585	28,796
Anheuser-Busch InBev NV 3.65% 2026	37,965	37,780
Anheuser-Busch InBev NV 4.00% 2028	63,707	64,531
Anheuser-Busch InBev NV 4.60% 2048	32,082	33,207
British American Tobacco International Finance PLC 3.95% 2025[4]	16,500	16,574
British American Tobacco PLC 2.297% 2020[4]	35,827	35,142
British American Tobacco PLC 2.764% 2022[4]	35,630	34,487
British American Tobacco PLC 3.222% 2024[4]	119,000	114,844
British American Tobacco PLC 3.557% 2027[4]	66,150	63,386
British American Tobacco PLC 4.39% 2037[4]	50,000	49,770
British American Tobacco PLC 4.54% 2047[4]	40,500	40,154
Constellation Brands, Inc. 2.00% 2019	19,000	18,744
Constellation Brands, Inc. 2.25% 2020	19,000	18,600
Constellation Brands, Inc. 2.65% 2022	43,645	42,207
Constellation Brands, Inc. 2.70% 2022	6,780	6,582
Constellation Brands, Inc. 3.20% 2023	30,742	30,175
Constellation Brands, Inc. 3.50% 2027	7,995	7,701
Constellation Brands, Inc. 3.60% 2028	32,000	30,915
Constellation Brands, Inc. 4.50% 2047	3,465	3,445
Constellation Brands, Inc. 4.10% 2048	22,000	20,488
Costco Wholesale Corp. 2.15% 2021	17,500	17,197
Costco Wholesale Corp. 2.30% 2022	17,500	17,069
Costco Wholesale Corp. 2.75% 2024	57,500	56,101
Costco Wholesale Corp. 3.00% 2027	17,500	16,928
American Balanced Fund — Page 11 of 36

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
CVS Health Corp. 3.35% 2021	$67,095	$67,495
CVS Health Corp. 3.70% 2023	108,350	108,803
CVS Health Corp. 4.10% 2025	82,456	83,091
CVS Health Corp. 4.30% 2028	47,555	47,943
CVS Health Corp. 4.78% 2038	16,515	16,764
CVS Health Corp. 5.05% 2048	40,000	42,151
Imperial Tobacco Finance PLC 3.50% 2023[4]	17,000	16,824
Kraft Heinz Co. 3.50% 2022	23,285	23,279
Kraft Heinz Co. 4.375% 2046	5,290	4,839
Kroger Co. 3.50% 2026	16,135	15,540
Mead Johnson Nutrition Co. 3.00% 2020	6,525	6,501
Mead Johnson Nutrition Co. 4.125% 2025	3,355	3,445
Molson Coors Brewing Co. 1.45% 2019	7,465	7,329
Molson Coors Brewing Co. 1.90% 2019	10,015	9,919
Molson Coors Brewing Co. 2.25% 2020	8,590	8,469
Molson Coors Brewing Co. 2.10% 2021	11,385	10,931
Molson Coors Brewing Co. 3.00% 2026	9,670	8,949
Molson Coors Brewing Co. 4.20% 2046	10,475	9,923
Pernod Ricard SA 4.45% 2022[4]	9,600	9,972
Philip Morris International Inc. 2.00% 2020	28,010	27,598
Philip Morris International Inc. 1.875% 2021	25,020	24,201
Philip Morris International Inc. 2.375% 2022	20,565	19,817
Philip Morris International Inc. 2.50% 2022	50,500	48,796
Philip Morris International Inc. 2.625% 2022	30,160	29,563
Philip Morris International Inc. 3.25% 2024	19,622	19,197
Philip Morris International Inc. 3.375% 2025	27,395	26,918
Philip Morris International Inc. 3.125% 2028	5,696	5,470
Philip Morris International Inc. 4.25% 2044	6,000	6,021
Procter & Gamble Co. 1.70% 2021	8,270	7,970
Reckitt Benckiser Group PLC 2.375% 2022[4]	19,000	18,246
Reckitt Benckiser Group PLC 2.75% 2024[4]	8,078	7,705
Reynolds American Inc. 2.30% 2018	5,900	5,897
Reynolds American Inc. 3.25% 2022	11,420	11,280
Reynolds American Inc. 4.00% 2022	6,695	6,815
Reynolds American Inc. 4.85% 2023	12,000	12,677
Reynolds American Inc. 4.45% 2025	60,115	61,898
Reynolds American Inc. 5.70% 2035	1,555	1,772
Reynolds American Inc. 5.85% 2045	32,595	38,208
The JM Smucker Co. 3.50% 2025	5,775	5,694
Walgreens Boots Alliance, Inc. 3.30% 2021	8,000	7,970
WM. Wrigley Jr. Co. 3.375% 2020[4]	22,500	22,695
		1,917,356
Consumer discretionary 1.52%
Amazon.com, Inc. 2.40% 2023[4]	36,545	35,319
Amazon.com, Inc. 2.80% 2024[4]	56,300	54,501
Amazon.com, Inc. 3.80% 2024	35,000	35,921
Amazon.com, Inc. 3.15% 2027[4]	18,500	17,873
American Honda Finance Corp. 2.25% 2019	16,500	16,413
American Honda Finance Corp. 1.65% 2021	18,065	17,324
American Honda Finance Corp. 2.65% 2021	32,000	31,845
American Honda Finance Corp. 3.50% 2028	32,000	32,241
CBS Corp. 3.50% 2025	15,000	14,586
CBS Corp. 4.60% 2045	25,000	24,247
American Balanced Fund — Page 12 of 36

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022	$12,500	$12,785
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	10,000	10,229
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	22,210	21,288
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	16,350	17,980
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	18,035	17,479
Comcast Corp. 1.625% 2022	10,250	9,665
Comcast Corp. 3.15% 2026	11,215	10,802
Comcast Corp. 2.35% 2027	27,250	24,477
Comcast Corp. 3.30% 2027	11,250	10,895
Comcast Corp. 3.20% 2036	7,250	6,410
Comcast Corp. 6.45% 2037	15,000	19,104
Comcast Corp. 3.90% 2038	12,750	12,402
Comcast Corp. 4.60% 2045	20,000	20,738
Comcast Corp. 4.00% 2048	12,750	12,114
DaimlerChrysler North America Holding Corp. 1.50% 2019[4]	25,500	25,072
DaimlerChrysler North America Holding Corp. 2.25% 2019[4]	13,000	12,900
DaimlerChrysler North America Holding Corp. 2.25% 2020[4]	9,780	9,628
DaimlerChrysler North America Holding Corp. 2.00% 2021[4]	22,525	21,698
DaimlerChrysler North America Holding Corp. 3.00% 2021[4]	40,000	39,782
DaimlerChrysler North America Holding Corp. 3.35% 2023[4]	12,800	12,759
DaimlerChrysler North America Holding Corp. 3.75% 2028[4]	4,198	4,239
Ford Motor Co. 5.291% 2046	5,000	4,899
Ford Motor Credit Co. 2.551% 2018	9,015	9,009
Ford Motor Credit Co. 2.597% 2019	26,735	26,530
Ford Motor Credit Co. 2.343% 2020	84,005	81,839
Ford Motor Credit Co. 3.157% 2020	30,400	30,253
Ford Motor Credit Co. 3.20% 2021	8,300	8,236
Ford Motor Credit Co. 3.47% 2021	31,967	31,940
Ford Motor Credit Co. 3.096% 2023	43,286	41,632
Ford Motor Credit Co. 4.375% 2023	26,189	26,579
Ford Motor Credit Co. 3.664% 2024	10,000	9,652
Ford Motor Credit Co. 3.81% 2024	60,000	58,876
Ford Motor Credit Co. 4.134% 2025	21,355	21,019
Ford Motor Credit Co. 3.815% 2027	9,367	8,817
General Motors Co. 4.875% 2023	22,735	23,745
General Motors Co. 6.60% 2036	11,785	13,528
General Motors Financial Co. 2.35% 2019	18,000	17,843
General Motors Financial Co. 2.40% 2019	20,435	20,336
General Motors Financial Co. 3.50% 2019	4,685	4,716
General Motors Financial Co. 3.70% 2020	20,890	21,096
General Motors Financial Co. 3.20% 2021	20,000	19,838
General Motors Financial Co. 4.20% 2021	23,000	23,453
General Motors Financial Co. 3.45% 2022	42,140	41,822
General Motors Financial Co. 3.45% 2022	30,000	29,915
General Motors Financial Co. 3.25% 2023	44,500	43,478
General Motors Financial Co. 3.70% 2023	28,200	28,018
General Motors Financial Co. 3.50% 2024	46,510	44,947
General Motors Financial Co. 3.95% 2024	27,000	26,795
General Motors Financial Co. 4.30% 2025	18,175	18,220
General Motors Financial Co. 4.35% 2027	11,250	11,188
Home Depot, Inc. 1.80% 2020	26,880	26,410
Home Depot, Inc. 4.40% 2021	15,000	15,590
Home Depot, Inc. 5.95% 2041	7,500	9,603
Home Depot, Inc. 4.25% 2046	16,500	17,267
American Balanced Fund — Page 13 of 36

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Hyundai Capital America 2.00% 2019[4]	$11,960	$11,795
Hyundai Capital America 2.55% 2020[4]	8,300	8,174
Hyundai Capital America 2.45% 2021[4]	33,000	32,119
Hyundai Capital America 3.45% 2021[4]	58,690	58,733
Hyundai Capital America 3.10% 2022[4]	26,390	25,928
Hyundai Capital America 3.25% 2022[4]	13,055	12,830
Lowe’s Companies, Inc. 2.50% 2026	23,310	21,613
McDonald’s Corp. 2.625% 2022	23,710	23,355
McDonald’s Corp. 3.70% 2026	17,905	18,025
McDonald’s Corp. 3.50% 2027	6,555	6,490
McDonald’s Corp. 3.80% 2028	14,775	14,982
McDonald’s Corp. 4.875% 2045	12,000	13,056
NBC Universal Enterprise, Inc. 5.25% 2049[4]	5,730	5,959
Newell Rubbermaid Inc. 3.15% 2021	25,777	25,553
Newell Rubbermaid Inc. 3.85% 2023	4,770	4,764
Nissan Motor Co., Ltd. 2.60% 2022[4]	29,255	28,369
Nordstrom, Inc. 4.00% 2021	6,245	6,374
Starbucks Corp. 3.10% 2023	51,087	51,219
Starbucks Corp. 3.75% 2047	9,715	9,377
Thomson Reuters Corp. 4.30% 2023	4,500	4,609
Thomson Reuters Corp. 3.35% 2026	12,410	11,901
Thomson Reuters Corp. 5.65% 2043	2,000	2,291
Time Warner Cable Inc. 6.75% 2018	20,000	20,189
Time Warner Inc. 3.80% 2027	6,045	5,852
Toyota Motor Credit Corp. 2.60% 2022	18,015	17,803
Toyota Motor Credit Corp. 2.25% 2023	14,085	13,401
Toyota Motor Credit Corp. 3.05% 2028	15,800	15,313
		1,899,879
Utilities 1.24%
AEP Transmission Company LLC 3.75% 2047[4]	9,870	9,344
Ameren Corp. 3.65% 2026	1,410	1,394
Ameren Corp. 3.70% 2047	34,435	33,280
American Electric Power Co., Inc. 2.15% 2020	9,800	9,592
American Electric Power Co., Inc. 2.95% 2022	13,694	13,550
Berkshire Hathaway Energy Co. 2.40% 2020	13,643	13,534
Berkshire Hathaway Energy Co. 2.80% 2023[4]	16,000	15,685
Centerpoint Energy, Inc., 2.50% 2022	4,510	4,374
CMS Energy Corp. 8.75% 2019	1,935	2,059
CMS Energy Corp. 5.05% 2022	9,215	9,769
Comision Federal de Electricidad 4.75% 2027[4]	10,725	10,792
Commonwealth Edison Company 2.55% 2026	11,270	10,510
Commonwealth Edison Company 4.35% 2045	8,345	8,824
Commonwealth Edison Company 4.00% 2048	11,750	11,818
Consolidated Edison Company of New York, Inc. 3.875% 2047	9,600	9,410
Consumers Energy Co. 3.375% 2023	1,435	1,441
Consumers Energy Co. 3.125% 2024	10,520	10,343
Consumers Energy Co. 3.25% 2046	10,635	9,525
Dominion Resources, Inc. 1.875% 2018[4]	25,000	24,833
Dominion Resources, Inc. 1.60% 2019	3,660	3,598
Dominion Resources, Inc. 2.962% 2019	11,040	11,022
Dominion Resources, Inc. 2.579% 2020	7,025	6,939
Dominion Resources, Inc. 2.00% 2021	13,335	12,742
Dominion Resources, Inc. 2.75% 2022	36,516	35,595
American Balanced Fund — Page 14 of 36

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Duke Energy Carolinas, Inc. 3.70% 2047	$6,625	$6,391
Duke Energy Corp. 1.80% 2021	10,635	10,129
Duke Energy Corp. 3.75% 2024	24,295	24,333
Duke Energy Corp. 2.65% 2026	10,250	9,366
Duke Energy Corp. 3.15% 2027	11,120	10,481
Duke Energy Florida, LLC 3.20% 2027	23,075	22,542
Duke Energy Ohio, Inc. 3.70% 2046	7,475	7,158
Duke Energy Progress Inc. 4.15% 2044	26,190	26,906
Duke Energy Progress Inc. 3.70% 2046	29,270	28,411
E.ON International Finance BV 5.80% 2018[4]	24,450	24,506
EDP Finance BV 3.625% 2024[4]	63,525	62,631
Electricité de France SA 2.35% 2020[4]	4,600	4,525
Electricité de France SA 6.95% 2039[4]	10,325	13,852
Emera Inc. 6.75% 2076	11,600	12,586
Emera US Finance LP 2.15% 2019	9,165	9,058
Emera US Finance LP 2.70% 2021	11,940	11,675
Emera US Finance LP 3.55% 2026	17,715	16,937
Enel Finance International SA 2.875% 2022[4]	13,466	13,151
Enel Finance International SA 2.75% 2023[4]	53,034	51,290
Enel Finance International SA 3.625% 2027[4]	29,500	28,131
Enel Finance International SA 3.50% 2028[4]	26,650	24,978
Enersis Américas SA 4.00% 2026	4,330	4,242
Entergy Corp. 4.00% 2022	7,994	8,165
Entergy Corp. 2.95% 2026	24,040	22,401
Eversource Energy 2.50% 2021	1,900	1,872
Eversource Energy 2.70% 2026	4,085	3,837
Exelon Corp. 2.85% 2020	15,000	14,871
Exelon Corp. 3.497% 2022	90,158	89,351
Exelon Corp. 3.40% 2026	2,840	2,745
Exelon Corp. 4.45% 2046	12,640	12,922
FirstEnergy Corp. 3.90% 2027	48,970	48,152
FirstEnergy Corp. 4.85% 2047	54,385	57,330
FirstEnergy Corp., Series B, 4.25% 2023	33,180	34,003
Great Plains Energy Inc. 4.20% 2047	8,400	8,427
MidAmerican Energy Holdings Co. 5.75% 2018	15,300	15,300
MidAmerican Energy Holdings Co. 2.40% 2019	5,500	5,482
MidAmerican Energy Holdings Co. 3.75% 2023	20,000	20,413
MidAmerican Energy Holdings Co. 3.10% 2027	21,335	20,737
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	8,450	8,828
National Rural Utilities Cooperative Finance Corp. 2.00% 2020	14,460	14,258
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	13,625	13,375
National Rural Utilities Cooperative Finance Corp. 2.70% 2023	5,400	5,266
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	11,500	11,261
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	22,000	21,181
Niagara Mohawk Power Corp. 3.508% 2024[4]	6,375	6,395
NiSource Finance Corp. 2.65% 2022	14,850	14,382
Northeast Utilities 3.15% 2025	8,845	8,708
Northern States Power Co. 4.125% 2044	18,000	18,759
NV Energy, Inc. 6.25% 2020	10,168	10,979
Pacific Gas and Electric Co. 3.25% 2023	6,742	6,640
Pacific Gas and Electric Co. 3.85% 2023	21,430	21,838
Pacific Gas and Electric Co. 3.40% 2024	3,369	3,308
Pacific Gas and Electric Co. 3.75% 2024	20,000	20,041
Pacific Gas and Electric Co. 2.95% 2026	11,205	10,481
American Balanced Fund — Page 15 of 36

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 3.30% 2027[4]	$27,900	$26,438
Pacific Gas and Electric Co. 3.30% 2027	11,325	10,768
Pacific Gas and Electric Co. 4.75% 2044	4,930	5,099
Pacific Gas and Electric Co. 3.95% 2047[4]	10,000	9,282
PacifiCorp., First Mortgage Bonds, 5.65% 2018	2,465	2,491
PacifiCorp., First Mortgage Bonds, 3.60% 2024	18,405	18,807
PG&E Corp. 2.40% 2019	9,380	9,321
Public Service Co. of Colorado 2.25% 2022	6,000	5,815
Public Service Electric and Gas Co. 3.05% 2024	13,425	13,123
Public Service Enterprise Group Inc. 1.90% 2021	6,810	6,601
Public Service Enterprise Group Inc. 2.65% 2022	25,075	24,391
Public Service Enterprise Group Inc. 2.375% 2023	2,075	1,992
Public Service Enterprise Group Inc. 2.25% 2026	3,875	3,541
Puget Energy, Inc. 6.50% 2020	5,750	6,205
Puget Energy, Inc. 6.00% 2021	13,200	14,328
Puget Energy, Inc. 5.625% 2022	14,950	16,079
Puget Energy, Inc. 3.65% 2025	9,400	9,330
Sierra Pacific Power Co. 2.60% 2026	8,000	7,462
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	14,000	14,192
South Carolina Electric & Gas Co. 4.10% 2046	13,624	13,114
Southern California Edison Co. 1.845% 2022[6]	8,814	8,683
Tampa Electric Co. 4.35% 2044	11,410	11,840
Teco Finance, Inc. 5.15% 2020	5,627	5,828
Virginia Electric and Power Co. 2.95% 2026	8,247	7,836
Virginia Electric and Power Co. 3.50% 2027	20,753	20,520
Xcel Energy Inc. 4.70% 2020	4,845	4,980
Xcel Energy Inc. 3.30% 2025	5,795	5,693
		1,548,719
Information technology 0.62%
Alphabet Inc. 1.998% 2026	38,850	35,319
Apple Inc. 1.55% 2021	31,235	29,942
Apple Inc. 2.25% 2021	23,000	22,660
Apple Inc. 2.50% 2022	16,750	16,496
Apple Inc. 3.00% 2024	10,000	9,891
Apple Inc. 2.75% 2025	31,000	29,847
Apple Inc. 2.90% 2027	41,000	39,047
Broadcom Ltd. 2.375% 2020	15,000	14,795
Broadcom Ltd. 3.00% 2022	87,850	86,255
Broadcom Ltd. 2.65% 2023	31,000	29,538
Broadcom Ltd. 3.625% 2024	55,500	54,646
Broadcom Ltd. 3.875% 2027	98,110	95,505
Broadcom Ltd. 3.50% 2028	28,000	26,354
Intel Corp. 3.70% 2025	22,000	22,492
Microsoft Corp. 1.55% 2021	51,435	49,404
Microsoft Corp. 2.40% 2022	50,065	49,233
Microsoft Corp. 2.40% 2026	15,000	13,974
Microsoft Corp. 3.30% 2027	21,655	21,509
Microsoft Corp. 4.20% 2035	18,000	19,300
Microsoft Corp. 4.10% 2037	10,750	11,372
Microsoft Corp. 3.70% 2046	15,000	14,810
Oracle Corp. 2.65% 2026	10,000	9,354
American Balanced Fund — Page 16 of 36

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Visa Inc. 2.80% 2022	$23,000	$22,714
Visa Inc. 3.15% 2025	49,000	48,079
		772,536
Industrials 0.58%
3M Co. 2.25% 2023	12,939	12,564
3M Co. 2.25% 2026	10,000	9,163
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[6]	8,142	8,479
Canadian National Railway Co. 3.20% 2046	17,110	15,457
Canadian National Railway Co. 3.65% 2048	33,595	32,584
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[6]	3,205	3,281
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[6]	20	20
Continental Airlines, Inc., Series 1999-2, Class A1, 7.256% 2021[6]	146	150
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022[6]	1,327	1,437
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022[6]	484	519
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022[6]	2,197	2,314
CSX Corp. 3.80% 2028	43,025	42,956
CSX Corp. 4.30% 2048	19,000	18,938
CSX Corp. 4.65% 2068	19,000	18,481
ERAC USA Finance Co. 2.80% 2018[4]	9,900	9,902
ERAC USA Finance Co. 2.70% 2023[4]	25,500	24,511
FedEx Corp. 4.75% 2045	35,000	36,639
Fortive Corp. 1.80% 2019	8,000	7,906
Fortive Corp. 2.35% 2021	6,505	6,328
General Electric Capital Corp., Series A, 6.00% 2019	2,577	2,672
General Electric Co. 2.70% 2022	11,000	10,670
General Electric Co. 4.125% 2042	11,000	10,203
Honeywell International Inc. 1.85% 2021	17,905	17,257
Lockheed Martin Corp. 3.10% 2023	4,710	4,685
Lockheed Martin Corp. 3.55% 2026	48,050	47,701
Northrop Grumman Corp. 2.55% 2022	13,220	12,821
Northrop Grumman Corp. 2.93% 2025	56,745	54,462
Northrop Grumman Corp. 3.25% 2028	23,975	22,916
Rockwell Collins, Inc. 1.95% 2019	8,465	8,375
Rockwell Collins, Inc. 2.80% 2022	36,585	35,688
Rockwell Collins, Inc. 3.20% 2024	34,345	33,414
Roper Technologies, Inc. 2.80% 2021	9,660	9,509
Roper Technologies, Inc. 3.80% 2026	8,325	8,301
Siemens AG 1.70% 2021[4]	25,500	24,356
Siemens AG 2.70% 2022[4]	55,520	54,635
Southwest Airlines Co. 2.75% 2019	6,255	6,245
Union Pacific Corp. 5.70% 2018	11,150	11,273
United Technologies Corp. 2.30% 2022	29,000	27,943
United Technologies Corp. 3.10% 2022	30,000	29,764
United Technologies Corp. 3.125% 2027	33,000	31,182
Waste Management, Inc. 2.90% 2022	15,000	14,851
		730,552
Telecommunication services 0.48%
AT&T Inc. 3.00% 2022	30,000	29,481
AT&T Inc. 2.85% 2023	10,040	10,094
AT&T Inc. 3.40% 2024	32,830	33,026
AT&T Inc. 3.90% 2027	37,462	37,767
AT&T Inc. 4.10% 2028[4]	21,736	21,610
American Balanced Fund — Page 17 of 36

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
AT&T Inc. 4.90% 2037	$32,845	$33,189
AT&T Inc. 5.15% 2050	45,635	46,194
British Telecommunications PLC 2.35% 2019	13,285	13,240
British Telecommunications PLC 9.125% 2030	16,988	24,856
Deutsche Telekom International Finance BV 1.50% 2019[4]	16,572	16,266
Deutsche Telekom International Finance BV 1.95% 2021[4]	10,000	9,593
Deutsche Telekom International Finance BV 2.82% 2022[4]	45,985	45,201
Deutsche Telekom International Finance BV 3.60% 2027[4]	37,214	36,577
Deutsche Telekom International Finance BV 9.25% 2032	6,194	9,354
France Télécom 4.125% 2021	20,000	20,769
Orange SA 1.625% 2019	20,000	19,592
Orange SA 2.75% 2019	14,870	14,868
Orange SA 5.50% 2044	14,000	16,412
SoftBank Group Corp. 3.36% 2023[4,6]	13,125	13,076
Verizon Communications Inc. 4.125% 2027	26,900	27,280
Verizon Communications Inc. 4.50% 2033	23,000	23,325
Verizon Communications Inc. 4.40% 2034	20,036	19,820
Verizon Communications Inc. 4.272% 2036	47,680	45,720
Verizon Communications Inc. 4.125% 2046	39,649	35,762
		603,072
Real estate 0.41%
Alexandria Real Estate Equities, Inc. 4.30% 2026	9,395	9,499
Alexandria Real Estate Equities, Inc. 3.95% 2028	3,970	3,882
American Campus Communities, Inc. 3.35% 2020	16,070	16,096
American Campus Communities, Inc. 3.75% 2023	11,715	11,722
American Campus Communities, Inc. 4.125% 2024	10,965	11,012
American Tower Corp. 3.40% 2019	13,550	13,601
American Tower Corp. 3.55% 2027	6,815	6,473
American Tower Corp. 3.60% 2028	15,000	14,261
Brandywine Operating Partnership, LP 3.95% 2023	1,639	1,655
Corporate Office Properties LP 3.60% 2023	6,000	5,880
Corporate Office Properties LP 5.25% 2024	20,030	21,082
Corporate Office Properties LP 5.00% 2025	1,235	1,277
EPR Properties 4.50% 2025	4,460	4,456
EPR Properties 4.75% 2026	43,650	43,747
EPR Properties 4.50% 2027	22,450	21,913
ERP Operating LP 4.75% 2020	12,000	12,441
Essex Portfolio LP 3.875% 2024	27,215	27,405
Essex Portfolio LP 3.50% 2025	27,075	26,551
Essex Portfolio LP 3.375% 2026	2,395	2,304
Hospitality Properties Trust 4.25% 2021	30,925	31,485
Hospitality Properties Trust 5.00% 2022	4,350	4,523
Hospitality Properties Trust 4.50% 2023	30,950	31,645
Hospitality Properties Trust 4.95% 2027	11,000	11,201
Hospitality Properties Trust 3.95% 2028	12,610	11,840
Prologis, Inc. 4.25% 2023	20,000	20,868
Public Storage 2.37% 2022	8,640	8,322
Scentre Group 2.375% 2019[4]	14,845	14,697
Scentre Group 3.25% 2025[4]	1,780	1,709
Scentre Group 3.50% 2025[4]	10,415	10,283
Scentre Group 3.75% 2027[4]	13,620	13,431
Select Income REIT 3.60% 2020	8,000	7,986
WEA Finance LLC 2.70% 2019[4]	5,395	5,371
American Balanced Fund — Page 18 of 36

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
WEA Finance LLC 3.25% 2020[4]	$32,500	$32,553
WEA Finance LLC 3.75% 2024[4]	22,800	22,850
Westfield Corp. Ltd. 3.15% 2022[4]	35,935	35,560
		519,581
Materials 0.25%
Anglo American Capital PLC 3.625% 2024[4]	15,545	14,986
BHP Billiton Finance Ltd. 6.25% 2075[4]	3,175	3,351
Chevron Phillips Chemical Company LLC 2.45% 2020[4]	16,880	16,730
Chevron Phillips Chemical Company LLC 3.30% 2023[4]	22,030	22,122
Chevron Phillips Chemical Company LLC 3.70% 2028[4]	25,000	25,154
Eastman Chemical Co. 2.70% 2020	21,000	20,882
Eastman Chemical Co. 3.80% 2025	7,405	7,494
Ecolab Inc. 4.35% 2021	816	853
Ecolab Inc. 5.50% 2041	204	243
Ecolab Inc. 3.95% 2047[4]	1,664	1,622
Georgia-Pacific Corp. 2.539% 2019[4]	21,000	20,876
Holcim Ltd. 5.15% 2023[4]	17,000	17,912
International Paper Co. 7.30% 2039	7,835	10,281
Monsanto Co. 4.40% 2044	13,090	12,758
Mosaic Co. 3.25% 2022	19,000	18,616
Mosaic Co. 4.05% 2027	17,940	17,519
Sherwin-Williams Co. 2.25% 2020	19,000	18,692
Sherwin-Williams Co. 2.75% 2022	17,460	17,017
Sherwin-Williams Co. 3.125% 2024	4,260	4,123
Sherwin-Williams Co. 3.45% 2027	10,930	10,467
Vale SA 6.25% 2026	27,219	30,562
Westlake Chemical Corp. 4.375% 2047	23,435	22,691
		314,951
Total corporate bonds & notes		17,448,365
U.S. Treasury bonds & notes 12.45% U.S. Treasury 10.46%
U.S. Treasury 0.875% 2019	100,000	98,089
U.S. Treasury 1.25% 2019	60,000	59,314
U.S. Treasury 1.25% 2019	25,000	24,757
U.S. Treasury 1.50% 2019	44,000	43,459
U.S. Treasury 1.75% 2019	250,000	247,942
U.S. Treasury 1.75% 2019	110,000	109,247
U.S. Treasury 1.875% 2019	285,500	283,616
U.S. Treasury 1.25% 2020	200,000	196,386
U.S. Treasury 1.375% 2020	443,000	435,128
U.S. Treasury 1.375% 2020	76,875	74,982
U.S. Treasury 1.50% 2020	101,000	99,265
U.S. Treasury 1.625% 2020	25,000	24,688
U.S. Treasury 1.875% 2020	275,000	271,518
U.S. Treasury 2.00% 2020	125,000	124,425
U.S. Treasury 2.25% 2020	568,000	567,807
U.S. Treasury 2.25% 2020	166,000	165,949
U.S. Treasury 1.125% 2021	187,250	179,153
U.S. Treasury 1.25% 2021	100,900	97,585
U.S. Treasury 1.375% 2021	232,870	226,457
U.S. Treasury 1.375% 2021	101,350	98,270
American Balanced Fund — Page 19 of 36

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Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.75% 2021	$69,250	$67,501
U.S. Treasury 2.00% 2021	75,000	73,701
U.S. Treasury 2.25% 2021	200,000	199,280
U.S. Treasury 2.25% 2021	97,270	96,685
U.S. Treasury 2.375% 2021	791,860	791,733
U.S. Treasury 1.875% 2022	100,000	97,621
U.S. Treasury 1.875% 2022	77,000	74,939
U.S. Treasury 1.875% 2022	75,195	73,083
U.S. Treasury 2.00% 2022	180,000	175,711
U.S. Treasury 2.00% 2022	35,000	34,383
U.S. Treasury 2.125% 2022	220,000	215,789
U.S. Treasury 1.375% 2023	100,000	93,855
U.S. Treasury 1.375% 2023	36,935	34,749
U.S. Treasury 2.375% 2023	40,000	39,676
U.S. Treasury 2.50% 2023	212,727	212,096
U.S. Treasury 2.625% 2023	481,525	483,047
U.S. Treasury 2.00% 2024	166,591	160,395
U.S. Treasury 2.00% 2024	100,000	96,230
U.S. Treasury 2.00% 2024	59,750	57,572
U.S. Treasury 2.125% 2024	462,901	447,931
U.S. Treasury 2.125% 2024	100,000	96,895
U.S. Treasury 2.125% 2024	88,500	85,966
U.S. Treasury 2.25% 2024	670,750	653,351
U.S. Treasury 2.25% 2024	64,750	63,098
U.S. Treasury 2.25% 2024	50,000	48,975
U.S. Treasury 2.00% 2025	30,000	28,710
U.S. Treasury 2.125% 2025	25,000	24,083
U.S. Treasury 2.50% 2025	1,321,800	1,307,088
U.S. Treasury 2.625% 2025	181,155	180,480
U.S. Treasury 2.75% 2025	520,203	522,440
U.S. Treasury 2.00% 2026	72,620	68,528
U.S. Treasury 2.25% 2027	387,283	371,145
U.S. Treasury 2.25% 2027	80,250	77,169
U.S. Treasury 2.375% 2027	4,350	4,223
U.S. Treasury 2.75% 2028	680,938	681,578
U.S. Treasury 5.375% 2031	20,000	25,626
U.S. Treasury 2.75% 2042	32,950	31,836
U.S. Treasury 2.875% 2043	36,410	35,890
U.S. Treasury 3.125% 2043	48,025	49,492
U.S. Treasury 3.125% 2044	39,797	40,978
U.S. Treasury 3.625% 2044	25,000	28,005
U.S. Treasury 2.50% 2045	115,000	104,985
U.S. Treasury 3.00% 2045	25,000	25,158
U.S. Treasury 3.00% 2045	25,000	25,140
U.S. Treasury 2.50% 2046	52,120	47,380
U.S. Treasury 2.875% 2046	370,000	362,726
U.S. Treasury 2.75% 2047	443,624	423,812
U.S. Treasury 2.75% 2047	124,650	119,102
U.S. Treasury 3.00% 2047	84,302	84,684
U.S. Treasury 3.00% 2048	519,960	522,700
		13,095,257
American Balanced Fund — Page 20 of 36

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Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 1.99%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 2.125% 2019[8]	$57,714	$58,763
U.S. Treasury Inflation-Protected Security 0.125% 2021[8]	104,564	103,761
U.S. Treasury Inflation-Protected Security 0.125% 2024[8]	101,240	98,976
U.S. Treasury Inflation-Protected Security 0.625% 2024[8]	348,956	351,042
U.S. Treasury Inflation-Protected Security 0.375% 2025[8]	272,233	269,022
U.S. Treasury Inflation-Protected Security 2.375% 2025[8]	65,737	73,655
U.S. Treasury Inflation-Protected Security 0.125% 2026[8]	165,422	159,132
U.S. Treasury Inflation-Protected Security 0.375% 2027[8]	349,278	340,735
U.S. Treasury Inflation-Protected Security 0.375% 2027[8]	38,498	37,599
U.S. Treasury Inflation-Protected Security 0.50% 2028[8]	384,518	321,037
U.S. Treasury Inflation-Protected Security 1.75% 2028[8]	31,821	35,020
U.S. Treasury Inflation-Protected Security 0.75% 2042[8]	53,209	51,836
U.S. Treasury Inflation-Protected Security 1.375% 2044[8]	125,954	140,110
U.S. Treasury Inflation-Protected Security 1.00% 2046[8]	118,345	121,228
U.S. Treasury Inflation-Protected Security 0.875% 2047[8]	226,631	225,048
U.S. Treasury Inflation-Protected Security 1.00% 2048[8]	137,036	113,148
		2,500,112
Total U.S. Treasury bonds & notes		15,595,369
Mortgage-backed obligations 8.41%
Bank of Nova Scotia 2.125% 2019[6]	16,225	16,118
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6A1, 3.710% 2033[6,7]	1,205	1,233
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 2048[6]	3,370	3,348
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 2050[6]	15,265	15,688
Commonwealth Bank of Australia 1.875% 2018[4,6]	5,700	5,679
Commonwealth Bank of Australia 2.00% 2019[4,6]	23,500	23,376
Connecticut Avenue Securities, Series 2013-C01, Class M1, (1-month USD-LIBOR + 2.00%) 3.872% 2023[4,6,7]	101	101
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 2.822% 2024[6,7]	135	135
Connecticut Avenue Securities, Series 2014-C01, Class M1, (1-month USD-LIBOR + 1.60%) 3.472% 2024[4,6,7]	385	388
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[6]	464	510
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[6]	322	362
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[6]	469	504
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 2033[6]	703	758
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[6]	2,053	2,096
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.6167% 2048[6]	5,600	5,671
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 2046[4,6]	9,500	9,861
Fannie Mae 4.50% 2025[6]	2,339	2,440
Fannie Mae 4.50% 2025[6]	2,046	2,134
Fannie Mae 3.00% 2032[6]	50,806	50,767
Fannie Mae 3.00% 2033[6,9]	85,000	84,761
Fannie Mae 3.00% 2033[6,9]	5,000	4,992
Fannie Mae 3.50% 2033[6,9]	80,000	81,286
Fannie Mae 5.50% 2033[6]	2,092	2,298
Fannie Mae 5.50% 2033[6]	1,901	2,088
Fannie Mae 5.50% 2033[6]	227	250
Fannie Mae 4.50% 2034[6]	7,113	7,481
Fannie Mae 5.00% 2035[6]	761	818
Fannie Mae 5.50% 2035[6]	858	943
Fannie Mae 5.50% 2035[6]	538	591
Fannie Mae 6.50% 2035[6]	2,000	2,247
Fannie Mae 3.00% 2036[6]	94,576	93,946
Fannie Mae 3.00% 2036[6]	26,700	26,522
American Balanced Fund — Page 21 of 36

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 3.00% 2036[6]	$5,340	$5,304
Fannie Mae 5.50% 2036[6]	167	183
Fannie Mae 5.50% 2036[6]	141	154
Fannie Mae 6.00% 2036[6]	603	678
Fannie Mae 3.00% 2037[6]	128,389	127,534
Fannie Mae 3.00% 2037[6]	94,285	93,656
Fannie Mae 3.00% 2037[6]	76,273	75,659
Fannie Mae 3.00% 2037[6]	46,254	45,946
Fannie Mae 3.00% 2037[6]	24,127	23,966
Fannie Mae 3.00% 2037[6]	14,624	14,526
Fannie Mae 6.00% 2037[6]	5,867	6,579
Fannie Mae 6.50% 2037[6]	1,279	1,428
Fannie Mae 6.50% 2037[6]	943	1,034
Fannie Mae 6.50% 2037[6]	384	434
Fannie Mae 7.00% 2037[6]	263	290
Fannie Mae 7.00% 2037[6]	247	265
Fannie Mae 7.00% 2037[6]	61	65
Fannie Mae 5.50% 2038[6]	345	378
Fannie Mae 6.50% 2038[6]	1,773	1,981
Fannie Mae 5.50% 2039[6]	54	60
Fannie Mae 6.00% 2039[6]	8,453	9,468
Fannie Mae 4.00% 2040[6]	2,768	2,865
Fannie Mae 4.50% 2040[6]	11,575	12,246
Fannie Mae 4.50% 2040[6]	9,471	10,019
Fannie Mae 4.50% 2040[6]	7,200	7,616
Fannie Mae 5.00% 2040[6]	8,243	8,917
Fannie Mae 5.00% 2040[6]	2,529	2,735
Fannie Mae 5.00% 2040[6]	1,098	1,187
Fannie Mae 5.00% 2040[6]	822	882
Fannie Mae 4.00% 2041[6]	9,686	10,020
Fannie Mae 4.00% 2041[6]	7,472	7,732
Fannie Mae 4.00% 2041[6]	6,508	6,727
Fannie Mae 4.00% 2041[6]	4,472	4,627
Fannie Mae 4.00% 2041[6]	2,677	2,770
Fannie Mae 4.00% 2041[6]	2,390	2,473
Fannie Mae 4.00% 2041[6]	1,241	1,283
Fannie Mae 4.50% 2041[6]	6,337	6,704
Fannie Mae 5.00% 2041[6]	1,444	1,553
Fannie Mae 5.00% 2041[6]	1,285	1,390
Fannie Mae 5.00% 2041[6]	1,113	1,204
Fannie Mae 5.00% 2041[6]	1,053	1,139
Fannie Mae 5.00% 2041[6]	1,040	1,125
Fannie Mae 5.00% 2041[6]	963	1,033
Fannie Mae 5.00% 2041[6]	803	863
Fannie Mae 5.00% 2041[6]	628	679
Fannie Mae 5.00% 2041[6]	484	522
Fannie Mae 5.00% 2041[6]	394	426
Fannie Mae 5.00% 2041[6]	322	349
Fannie Mae 5.00% 2041[6]	187	202
Fannie Mae 5.00% 2041[6]	130	139
Fannie Mae 5.00% 2041[6]	123	133
Fannie Mae 5.00% 2041[6]	103	111
Fannie Mae 5.00% 2041[6]	64	69
Fannie Mae 5.00% 2041[6]	38	40
Fannie Mae 5.00% 2041[6]	19	21
American Balanced Fund — Page 22 of 36

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 5.00% 2041[6]	$13	$14
Fannie Mae 3.00% 2042[6]	4,126	4,060
Fannie Mae 3.50% 2042[6]	17,680	17,839
Fannie Mae 4.00% 2042[6]	21,741	22,494
Fannie Mae 4.00% 2042[6]	12,013	12,427
Fannie Mae 4.00% 2042[6]	7,799	8,074
Fannie Mae 4.00% 2042[6]	7,322	7,577
Fannie Mae 4.00% 2042[6]	5,748	5,946
Fannie Mae 4.00% 2042[6]	2,179	2,252
Fannie Mae 4.00% 2042[6]	1,714	1,772
Fannie Mae 5.00% 2042[6]	248	266
Fannie Mae 3.50% 2043[6]	22,474	22,653
Fannie Mae 3.50% 2043[6]	14,867	14,984
Fannie Mae 3.50% 2043[6]	11,966	12,060
Fannie Mae 3.50% 2043[6]	4,701	4,738
Fannie Mae 3.50% 2043[6]	2,133	2,150
Fannie Mae 3.50% 2043[6]	1,437	1,449
Fannie Mae 4.00% 2043[6]	11,435	11,827
Fannie Mae 4.00% 2043[6]	6,882	7,114
Fannie Mae 4.00% 2043[6]	2,619	2,702
Fannie Mae 4.00% 2043[6]	479	496
Fannie Mae 4.00% 2043[6]	365	378
Fannie Mae 4.00% 2043[6]	298	309
Fannie Mae 4.50% 2043[6]	10,694	11,214
Fannie Mae 3.50% 2045[6]	18,453	18,554
Fannie Mae 4.00% 2045[6]	63,643	65,822
Fannie Mae 4.00% 2045[6]	61,463	63,560
Fannie Mae 4.00% 2045[6]	34,525	35,707
Fannie Mae 4.00% 2045[6]	30,767	31,815
Fannie Mae 4.00% 2045[6]	20,427	21,124
Fannie Mae 4.00% 2045[6]	15,067	15,580
Fannie Mae 3.00% 2046[6]	186,120	181,593
Fannie Mae 3.00% 2046[6]	28,148	27,463
Fannie Mae 3.00% 2046[6]	12,466	12,163
Fannie Mae 3.50% 2046[6]	32,407	32,530
Fannie Mae 3.50% 2046[6]	25,969	26,109
Fannie Mae 3.50% 2046[6]	23,314	23,401
Fannie Mae 3.50% 2046[6]	18,180	18,257
Fannie Mae 3.50% 2046[6]	13,590	13,641
Fannie Mae 4.00% 2046[6]	97,697	100,383
Fannie Mae 4.00% 2046[6]	4,143	4,278
Fannie Mae 4.00% 2046[6]	2,783	2,870
Fannie Mae 3.00% 2047[6]	99,584	97,161
Fannie Mae 3.00% 2047[6]	23,286	22,719
Fannie Mae 3.50% 2047[6]	105,989	106,296
Fannie Mae 3.50% 2047[6]	69,018	69,224
Fannie Mae 3.50% 2047[6]	29,870	29,954
Fannie Mae 3.50% 2047[6]	21,161	21,225
Fannie Mae 3.50% 2047[6]	20,081	20,136
Fannie Mae 3.50% 2047[6]	3,527	3,540
Fannie Mae 3.50% 2047[6]	2,232	2,241
Fannie Mae 4.00% 2047[6]	98,799	101,500
Fannie Mae 4.00% 2047[6]	76,680	78,796
Fannie Mae 4.00% 2047[6]	65,836	67,713
Fannie Mae 4.00% 2047[6]	54,514	56,047
American Balanced Fund — Page 23 of 36

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2047[6]	$38,331	$39,589
Fannie Mae 4.00% 2047[6]	19,404	19,939
Fannie Mae 4.00% 2047[6]	11,330	11,635
Fannie Mae 4.00% 2047[6]	9,163	9,421
Fannie Mae 4.00% 2047[6]	8,059	8,281
Fannie Mae 4.50% 2047[6]	17,472	18,338
Fannie Mae 6.50% 2047[6]	119	130
Fannie Mae 6.50% 2047[6]	118	128
Fannie Mae 6.50% 2047[6]	60	65
Fannie Mae 7.00% 2047[6]	126	139
Fannie Mae 7.00% 2047[6]	97	107
Fannie Mae 7.00% 2047[6]	87	96
Fannie Mae 7.00% 2047[6]	78	86
Fannie Mae 7.00% 2047[6]	9	10
Fannie Mae 3.50% 2048[6]	636,514	638,167
Fannie Mae 3.50% 2048[6]	113,959	114,271
Fannie Mae 3.50% 2048[6]	9,458	9,485
Fannie Mae 4.00% 2048[6]	399,500	410,528
Fannie Mae 4.00% 2048[6,9]	213,850	218,994
Fannie Mae 4.00% 2048[6]	182,758	187,803
Fannie Mae 4.00% 2048[6]	136,216	140,061
Fannie Mae 4.00% 2048[6]	74,908	77,022
Fannie Mae 4.00% 2048[6]	22,096	22,706
Fannie Mae 4.00% 2048[6]	12,227	12,565
Fannie Mae 4.00% 2048[6]	10,216	10,505
Fannie Mae 4.00% 2048[6]	4,902	5,040
Fannie Mae 4.50% 2048[6]	112,163	117,754
Fannie Mae 4.50% 2048[6,9]	110,000	114,959
Fannie Mae 4.50% 2048[6]	76,000	79,800
Fannie Mae 4.50% 2048[6]	36,459	38,726
Fannie Mae 4.50% 2048[6]	6,905	7,257
Fannie Mae 4.50% 2048[6]	5,625	5,905
Fannie Mae, Series 2001-4, Class NA, 9.234% 2025[6,7]	1	1
Fannie Mae, Series 2001-20, Class D, 11.014% 2031[6,7]	—	—[10]
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[6]	196	224
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[6]	120	134
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[6]	250	287
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042[6,7]	272	298
Fannie Mae, Series 2012-M9, Class A2, Multi Family 2.482% 2022[6]	19,839	19,572
Fannie Mae, Series 2012-M5, Class A2, Multi Family 2.715% 2022[6]	14,000	13,917
Fannie Mae, Series 2014-M1, Class A2, Multi Family 3.193% 2023[6,7]	15,839	16,039
Fannie Mae, Series 2013-M14, Class A2, Multi Family 3.329% 2023[6,7]	19,245	19,612
Fannie Mae, Series 2014-M2, Class A2, Multi Family 3.513% 2023[6,7]	16,585	17,030
Fannie Mae, Series 2014-M9, Class A2, Multi Family 3.103% 2024[6,7]	16,865	16,951
Fannie Mae, Series 2014-M3, Class A2, Multi Family 3.466% 2024[6,7]	18,000	18,462
Fannie Mae, Series 2017-M3, Class A2, Multi Family 2.486% 2026[6,7]	38,665	36,757
Fannie Mae, Series 2017-M7, Class A2, Multi Family 2.961% 2027[6,7]	22,406	21,980
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[6]	926	794
Freddie Mac 5.00% 2023[6]	1,578	1,654
Freddie Mac 5.00% 2023[6]	1,138	1,193
Freddie Mac 5.00% 2023[6]	703	736
Freddie Mac 5.00% 2023[6]	361	378
Freddie Mac 5.00% 2023[6]	303	315
Freddie Mac 5.00% 2023[6]	249	259
Freddie Mac 5.00% 2024[6]	2,035	2,132
American Balanced Fund — Page 24 of 36

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 6.50% 2027[6]	$402	$441
Freddie Mac 6.50% 2027[6]	226	254
Freddie Mac 6.50% 2027[6]	43	49
Freddie Mac 6.50% 2028[6]	308	342
Freddie Mac 3.00% 2033[6]	6,000	5,992
Freddie Mac 3.00% 2036[6]	190	188
Freddie Mac 3.00% 2037[6]	51,631	51,272
Freddie Mac 3.00% 2037[6]	50,175	49,826
Freddie Mac 5.50% 2037[6]	310	338
Freddie Mac 5.50% 2037[6]	39	42
Freddie Mac 5.50% 2038[6]	147	161
Freddie Mac 5.50% 2038[6]	60	65
Freddie Mac 6.00% 2038[6]	1,026	1,144
Freddie Mac 6.00% 2038[6]	115	128
Freddie Mac 5.50% 2039[6]	239	263
Freddie Mac 4.50% 2040[6]	8,498	8,992
Freddie Mac 4.50% 2040[6]	666	703
Freddie Mac 4.50% 2041[6]	1,734	1,831
Freddie Mac 4.50% 2041[6]	1,323	1,400
Freddie Mac 4.50% 2041[6]	502	529
Freddie Mac 4.50% 2041[6]	497	525
Freddie Mac 4.50% 2041[6]	111	116
Freddie Mac 4.50% 2041[6]	51	53
Freddie Mac 5.00% 2041[6]	429	461
Freddie Mac 3.50% 2042[6]	1,454	1,464
Freddie Mac 4.00% 2042[6]	12,001	12,425
Freddie Mac 3.50% 2043[6]	1,229	1,238
Freddie Mac 4.00% 2043[6]	1,734	1,794
Freddie Mac 4.00% 2043[6]	782	809
Freddie Mac 4.00% 2043[6]	709	734
Freddie Mac 4.00% 2043[6]	368	382
Freddie Mac 3.50% 2044[6]	27,887	28,090
Freddie Mac 4.00% 2044[6]	5,739	5,940
Freddie Mac 4.00% 2045[6]	71,198	73,654
Freddie Mac 4.00% 2045[6]	33,296	34,502
Freddie Mac 4.00% 2045[6]	18,729	19,407
Freddie Mac 4.00% 2045[6]	11,639	12,041
Freddie Mac 3.50% 2046[6]	76,323	76,652
Freddie Mac 3.50% 2046[6]	42,376	42,486
Freddie Mac 3.50% 2046[6]	5,431	5,455
Freddie Mac 4.00% 2046[6]	27,724	28,597
Freddie Mac 4.00% 2046[6]	15,086	15,549
Freddie Mac 4.00% 2046[6]	8,493	8,773
Freddie Mac 4.00% 2046[6]	1,984	2,049
Freddie Mac 4.50% 2046[6]	2,909	3,047
Freddie Mac 4.50% 2046[6]	1,697	1,777
Freddie Mac 3.50% 2047[6]	343,919	344,845
Freddie Mac 3.50% 2047[6]	170,153	170,595
Freddie Mac 3.50% 2047[6]	48,615	48,746
Freddie Mac 3.50% 2047[6]	48,586	48,722
Freddie Mac 3.50% 2047[6]	24,671	24,737
Freddie Mac 3.50% 2047[6]	24,541	24,606
Freddie Mac 4.00% 2047[6]	218,614	224,902
Freddie Mac 4.00% 2047[6]	129,819	133,453
Freddie Mac 4.00% 2047[6]	116,588	120,277
American Balanced Fund — Page 25 of 36

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 4.00% 2047[6]	$70,177	$72,141
Freddie Mac 4.00% 2047[6]	48,807	50,148
Freddie Mac 4.00% 2047[6]	15,302	15,789
Freddie Mac 4.00% 2047[6]	7,526	7,742
Freddie Mac 4.00% 2047[6]	5,239	5,384
Freddie Mac 4.00% 2047[6]	4,693	4,829
Freddie Mac 4.50% 2047[6]	79,567	83,578
Freddie Mac 4.50% 2047[6]	73,909	77,421
Freddie Mac 4.50% 2047[6]	62,291	65,251
Freddie Mac 3.50% 2048[6]	37,741	37,839
Freddie Mac 4.00% 2048[6]	185,411	190,473
Freddie Mac 4.00% 2048[6]	65,818	67,638
Freddie Mac 4.00% 2048[6]	60,500	62,177
Freddie Mac 4.00% 2048[6]	32,935	33,847
Freddie Mac 4.00% 2048[6]	2,419	2,486
Freddie Mac 4.00% 2048[6]	1,561	1,604
Freddie Mac 4.50% 2048[6,9]	42,500	44,413
Freddie Mac 4.50% 2048[6]	14,200	14,887
Freddie Mac Pool #1B7749 3.657% 2040[6,7]	61	63
Freddie Mac Pool #760014 2.978% 2045[6,7]	5,970	5,972
Freddie Mac, Series 2013-DN1, Class M1, (1-month USD-LIBOR + 3.40%) 5.272% 2023[6,7]	1,268	1,278
Freddie Mac, Series 2014-DN2, Class M2, (1-month USD-LIBOR + 1.65%) 3.522% 2024[6,7]	6,266	6,358
Freddie Mac, Series 2014-HQ2, Class M2, (1-month USD-LIBOR + 2.20%) 4.072% 2024[6,7]	19,005	19,624
Freddie Mac, Series 2014-HQ1, Class M2, (1-month USD-LIBOR + 2.50%) 4.372% 2024[6,7]	2,628	2,647
Freddie Mac, Series 2015-HQ2, Class M2, (1-month USD-LIBOR + 1.95%) 3.822% 2025[6,7]	10,152	10,425
Freddie Mac, Series T-041, Class 3A, 0% 2032[6,7]	1,346	1,406
Freddie Mac, Series 3318, Class JT, 5.50% 2037[6]	2,480	2,618
Freddie Mac, Series KS01, Class A1, Multi Family 1.693% 2022[6]	1,684	1,657
Freddie Mac, Series K019, Class A2, Multi Family 2.272% 2022[6]	16,000	15,683
Freddie Mac, Series K021, Class A2, Multi Family 2.396% 2022[6]	16,555	16,267
Freddie Mac, Series K025, Class A2, Multi Family 2.682% 2022[6]	15,904	15,775
Freddie Mac, Series K723, Class A2, Multi Family 2.454% 2023[6]	17,125	16,718
Freddie Mac, Series KS01, Class A2, Multi Family 2.522% 2023[6]	1,075	1,059
Freddie Mac, Series K034, Class A1, Multi Family 2.669% 2023[6]	5,840	5,827
Freddie Mac, Series K725, Class A2, Multi Family 3.002% 2024[6]	44,445	44,496
Freddie Mac, Series K043, Class A2, Multi Family 3.062% 2024[6]	18,400	18,450
Freddie Mac, Series K056, Class A1, Multi Family 2.20% 2025[6]	22,419	21,592
Freddie Mac, Series K044, Class A2, Multi Family 2.811% 2025[6]	13,505	13,337
Freddie Mac, Series K057, Class A2, Multi Family 2.57% 2026[6]	37,740	36,181
Freddie Mac, Series K066, Class A2, Multi Family 3.117% 2027[6]	28,540	28,303
Freddie Mac, Series K067, Class A2, Multi Family 3.194% 2027[6]	49,815	49,848
Freddie Mac, Series K069, Class A2, Multi Family 3.187% 2027[6]	20,520	20,469
Freddie Mac, Series K070, Class A2, Multi Family 3.303% 2027[6]	55,295	55,675
Freddie Mac, Series K063, Class A2, Multi Family 3.43% 2027[6]	17,500	17,818
Freddie Mac, Series K072, Class A2, Multi Family 3.444% 2027[6]	27,510	27,949
Freddie Mac, Series K073, Class A2, Multi Family 3.35% 2028[6]	24,286	24,506
Freddie Mac, Series K726, Class A2, Multi Family 2.905% 2049[6]	28,420	28,275
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[6]	2,320	1,978
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[6]	1,573	1,325
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.25% 2056[6]	119,880	117,332
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.25% 2056[6,7]	74,107	72,896
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 2.25% 2056[6]	68,169	67,231
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[6]	111,251	109,681
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 2056[6]	20,057	19,792
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.25% 2057[6]	28,824	27,813
American Balanced Fund — Page 26 of 36

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[6]	$22,151	$22,096
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[6]	29,185	30,535
Government National Mortgage Assn. 10.00% 2021[6]	37	39
Government National Mortgage Assn. 6.00% 2038[6]	5,964	6,704
Government National Mortgage Assn. 6.50% 2038[6]	3,036	3,424
Government National Mortgage Assn. 4.00% 2039[6]	1,465	1,508
Government National Mortgage Assn. 4.00% 2039[6]	1,220	1,255
Government National Mortgage Assn. 4.00% 2039[6]	741	762
Government National Mortgage Assn. 4.00% 2040[6]	10,891	11,410
Government National Mortgage Assn. 4.00% 2040[6]	7,522	7,793
Government National Mortgage Assn. 4.00% 2040[6]	2,161	2,265
Government National Mortgage Assn. 4.00% 2040[6]	2,039	2,122
Government National Mortgage Assn. 4.00% 2040[6]	1,750	1,802
Government National Mortgage Assn. 4.00% 2040[6]	1,063	1,100
Government National Mortgage Assn. 4.00% 2040[6]	1,060	1,096
Government National Mortgage Assn. 4.00% 2041[6]	15,289	15,810
Government National Mortgage Assn. 4.00% 2041[6]	2,360	2,441
Government National Mortgage Assn. 4.00% 2041[6]	1,133	1,172
Government National Mortgage Assn. 4.00% 2041[6]	242	250
Government National Mortgage Assn. 4.00% 2044[6]	144	149
Government National Mortgage Assn. 4.50% 2045[6]	12,234	12,860
Government National Mortgage Assn. 4.50% 2045[6]	284	299
Government National Mortgage Assn. 3.00% 2046[6]	11,956	11,789
Government National Mortgage Assn. 3.00% 2047[6]	77,621	76,438
Government National Mortgage Assn. 4.00% 2047[6]	120,743	124,270
Government National Mortgage Assn. 4.00% 2047[6]	111,867	115,495
Government National Mortgage Assn. 4.00% 2047[6]	14,563	14,987
Government National Mortgage Assn. 4.00% 2047[6]	11,983	12,328
Government National Mortgage Assn. 4.50% 2047[6]	44,111	45,900
Government National Mortgage Assn. 4.50% 2047[6]	39,863	41,491
Government National Mortgage Assn. 3.50% 2048[6,9]	281,700	283,869
Government National Mortgage Assn. 3.50% 2048[6]	130,000	131,353
Government National Mortgage Assn. 4.00% 2048[6]	313,419	322,838
Government National Mortgage Assn. 4.00% 2048[6,9]	202,000	207,577
Government National Mortgage Assn. 4.00% 2048[6,9]	59,050	60,588
Government National Mortgage Assn. 4.50% 2048[6]	74,000	77,318
Government National Mortgage Assn. 4.50% 2048[6,9]	63,000	65,487
Government National Mortgage Assn. 4.50% 2048[6,9]	50,600	52,507
Government National Mortgage Assn. 5.081% 2061[6]	649	662
GS Mortgage Securities Corp. II, Series 2015-GS1, Class AAB, 3.553% 2048[6]	5,000	5,062
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AM, 5.372% 2047[6]	7,666	7,720
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[4,6]	5,592	5,752
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 2040[6,7]	6,079	6,074
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 2047[6]	4,000	4,079
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 2048[6]	3,380	3,371
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[4,6]	14,570	14,716
National Australia Bank 2.00% 2019[4,6]	4,925	4,906
Nationstar HECM Loan Trust, Series 2017-1A, Class A, 1.968% 2027[4,6]	2,167	2,163
Nationstar HECM Loan Trust, Series 2017-1A, Class M1, 2.9419% 2027[1,4,6]	3,155	3,133
Royal Bank of Canada 2.00% 2019[6]	3,550	3,544
Royal Bank of Canada 2.20% 2019[6]	37,700	37,510
Royal Bank of Canada 1.875% 2020[6]	18,000	17,723
Royal Bank of Canada 2.10% 2020[6]	5,000	4,913
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[4,6,7]	49,832	50,652
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[4,6,7]	72,593	71,979
American Balanced Fund — Page 27 of 36

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 2057[4,6,7]	$17,615	$17,416
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, 6.011% 2051[6,7]	8,691	8,923
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class IIA6, 3.645% 2035[6,7]	4,229	4,357
Westpac Banking Corp. 1.85% 2018[4,6]	8,300	8,269
Westpac Banking Corp. 1.375% 2019[4,6]	3,325	3,322
Westpac Banking Corp. 2.00% 2019[4,6]	28,300	28,139
Westpac Banking Corp. 2.25% 2020[4,6]	12,500	12,320
Westpac Banking Corp. 2.00% 2021[4,6]	10,825	10,655
		10,530,536
Asset-backed obligations 1.07%
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[4,6]	16,535	16,557
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 2021[4,6]	15,000	14,847
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[4,6]	14,000	13,901
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 2021[4,6]	1,150	1,140
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class A2A, 1.34% 2020[6]	1,452	1,450
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class B, 1.80% 2021[6]	1,020	1,003
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[6]	4,875	4,881
Angel Oak Capital Advisors, LLC, Series 2013-9A, Class A1R, CLO, (3-month USD-LIBOR + 1.01%) 2.755% 2025[4,6,7]	19,216	19,241
Avant Loans Funding Trust, Series 2017-A, Class A, 2.41% 2021[4,6]	1,002	1,001
BlueMountain CLO Ltd., Series 2013-4A, Class AR, (3-month USD-LIBOR + 1.01%) 2.732% 2025[4,6,7]	44,315	44,376
BlueMountain CLO Ltd., Series 2014-2A, Class AR, (3-month USD LIBOR + 0.93%) 2.675% 2026[4,6,7]	18,580	18,600
Cabela’s Master Credit Card Trust, Series 2016-1, Class A1, 1.78% 2022[6]	19,600	19,398
Capital One Multi-Asset Execution Trust, Series 2017-A1, Class A1, 2.00% 2023[6]	40,000	39,483
CarMaxAuto Owner Trust, Series 2014-4, Class A3, 1.25% 2019[6]	1,066	1,065
Chrysler Capital Auto Receivables Trust, Series 2015-BA, Class A3, 1.91% 2020[4,6]	944	945
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class B, 2.07% 2021[4,6]	2,500	2,496
CIFC Funding Ltd., Series 2014-3A, Class AR, (3-month USD-LIBOR + 0.95%) 2.694% 2026[4,6,7]	11,320	11,333
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15% 2021[6]	16,725	16,637
CLI Funding V LLC, Series 2013-2A, Class Note, 3.22% 2028[4,6]	477	473
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 2019[4,6]	194	195
CPS Auto Receivables Trust, Series 2017-B, Class A, 1.75% 2020[4,6]	12,025	11,982
CPS Auto Receivables Trust, Series 2015-A, Class B, 2.79% 2021[4,6]	1,138	1,139
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 2021[4,6]	10,350	10,437
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[4,6]	960	971
CWABS, Inc., Series 2004-BC1, Class M1, (1-month USD-LIBOR + 0.50%) 2.622% 2034[6,7]	1,805	1,801
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2019[6]	7,595	7,556
Drive Auto Receivables Trust, Series 2017-BA, Class B, 2.20% 2020[4,6]	3,712	3,712
Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.76% 2021[4,6]	4,649	4,657
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 2021[4,6]	2,121	2,127
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[4,6]	3,486	3,492
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 2021[4,6]	11,521	11,561
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[4,6]	5,422	5,454
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 2022[4,6]	4,665	4,668
Drivetime Auto Owner Trust, Series 2016-1A, Class C, 3.54% 2021[4,6]	1,988	1,994
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.74% 2022[4,6]	4,719	4,696
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[4,6]	6,120	6,088
Enterprise Fleet Financing LLC, Series 2017-1, Class A3, 2.60% 2022[4,6]	7,345	7,316
First Investors Auto Owner Trust, Series 2014-2A, Class C, 2.70% 2020[4,6]	3,600	3,592
First Investors Auto Owner Trust, Series 2014-1A, Class C, 2.74% 2020[4,6]	1,977	1,976
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[4,6]	8,500	8,403
Ford Credit Auto Owner Trust, Series 2014-2A, 2.31% 2026[4,6]	8,880	8,831
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[4,6]	25,000	24,323
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.31% 2027[4,6]	35,370	34,845
American Balanced Fund — Page 28 of 36

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 2027[4,6]	$33,450	$33,188
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 2028[4,6]	90,610	89,623
Ford Credit Auto Owner Trust, Series 2017-2, Class A, 2.36% 2029[4,6]	25,545	24,852
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[4,6]	169,970	168,758
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.55% 2021[6]	22,500	22,183
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A1, 1.98% 2022[6]	14,390	14,219
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 2037[4,6]	31,696	31,579
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2013-1A, Class A2, 1.83% 2019[4,6]	12,917	12,891
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-3A, Class A, 2.67% 2021[4,6]	5,505	5,433
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[4,6]	9,113	9,048
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2018-1A, Class A, 3.29% 2024[4,6]	23,825	23,598
Madison Park Funding Ltd., CLO, Series 2014-13A, Class AR, (3-month USD-LIBOR + 1.11%) 2.849% 2025[4,6,7]	41,600	41,649
Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33% 2019[6]	740	740
Santander Drive Auto Receivables Trust, Series 2017-1, Class A2, 1.49% 2020[6]	741	740
Santander Drive Auto Receivables Trust, Series 2017-1, Class A3, 1.77% 2020[6]	2,815	2,806
Santander Drive Auto Receivables Trust, Series 2015-5, Class B, 1.96% 2020[6]	492	492
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[6]	12,130	12,123
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[6]	5,555	5,544
Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74% 2021[6]	4,150	4,154
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[6]	121	121
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 2021[6]	10,500	10,520
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[6]	3,000	3,009
SMB Private Education Loan Trust, Series 2015-A, Class A2A, 2.49% 2027[4,6]	1,935	1,911
Social Professional Loan Program LLC, Series 2015-C, Class A1, (1-month USD-LIBOR + 1.05%) 2.922% 2035[4,6,7]	3,107	3,131
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 2036[4,6]	13,474	13,375
Sound Point CLO Ltd, Series 2013-2A, Class A1R, CLO, (3-month USD-LIBOR + 0.99%) 2.710% 2025[4,6,7]	21,672	21,696
South Carolina Student Loan Corp., Series 2014-1, Class A1, (1-month USD-LIBOR + 0.75%) 2.414% 2030[6,7]	4,550	4,574
South Carolina Student Loan Corp., Series 2014-1, Class A2, (1-month USD-LIBOR + 1.00%) 2.664% 2033[6,7]	12,240	12,448
Symphony CLO Ltd, Series 2013-12A, Class AR, CLO, (3-month USD-LIBOR + 1.03%) 2.752% 2025[4,6,7]	76,260	76,344
TAL Advantage V LLC, Series 2013-1A, Class A, 2.83% 2038[4,6]	2,205	2,170
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[4,6]	5,092	5,067
TAL Advantage V LLC, Series 2014-3A, Class A, 3.27% 2039[4,6]	580	573
TAL Advantage V LLC, Series 2014-2A, Class A2, 3.33% 2039[4,6]	13,591	13,530
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[4,6]	6,301	6,287
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 2042[4,6]	13,263	13,650
Triton Container Finance LLC, Series 2017-1A, Class A, 3.52% 2042[4,6]	35,994	35,635
Triton Container Finance LLC, Series 2017-2A, Class A, 3.62% 2042[4,6]	19,394	19,171
Utility Debt Securitization Auth., Series 2013-T, 2.042% 2021[6]	3,049	3,035
Utility Debt Securitization Auth., Series 2013-T, 3.435% 2025[6]	2,625	2,661
Verizon Owner Trust, Series 2016-2A, Class A, 1.68% 2021[4,6]	16,300	16,120
Verizon Owner Trust, Series 2017-2A, Class A, 1.92% 2021[4,6]	44,210	43,593
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 2021[4,6]	48,825	48,361
Voya CLO Ltd., Series 2014-3A, Class A1R, (3-month USD-LIBOR + 0.72%) 2.465% 2026[4,6,7]	18,530	18,542
Voya CLO Ltd., Series 2014-4A, Class A1R, (3-month USD-LIBOR + 0.95%) 2.672% 2026[4,6,7]	14,540	14,556
Westlake Automobile Receivables Trust, Series 2017-1A, Class A2, 1.78% 2020[4,6]	5,820	5,808
Westlake Automobile Receivables Trust, Series 2016-1A, Class C, 3.29% 2021[4,6]	4,500	4,510
World Financial Network Credit Card Master Note Trust, Series 2015-A, Class A, (1-month USD-LIBOR + 0.48%) 2.257% 2022[6,7]	2,625	2,625
World Financial Network Credit Card Master Note Trust, Series 2018-A, Class A, 3.07% 2024[6]	33,000	33,077
World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.14% 2020[6]	1,102	1,099
		1,341,462
American Balanced Fund — Page 29 of 36

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. 0.40%	Principal amount (000)	Value (000)
CPPIB Capital Inc. 1.25% 2019[4]	$23,300	$22,912
CPPIB Capital Inc. 2.375% 2021[4]	26,000	25,731
CPPIB Capital Inc. 2.25% 2022[4]	25,714	25,188
CPPIB Capital Inc. 2.75% 2027[4]	26,400	25,584
European Investment Bank 2.25% 2022	37,550	36,848
FMS Wertmanagement 1.625% 2018	5,000	4,980
Israel (State of) 3.15% 2023	35,000	34,980
Japan Finance Organization for Municipalities 2.125% 2019[4]	10,000	9,955
Landwirtschaftliche Rentenbank 1.75% 2019	8,880	8,829
Manitoba (Province of) 3.05% 2024	13,500	13,509
Ontario (Province of) 2.55% 2021	25,200	25,074
Ontario (Province of) 3.20% 2024	10,000	10,056
Portuguese Republic 5.125% 2024	128,585	137,058
Quebec (Province of) 2.375% 2022	51,867	50,995
Quebec (Province of) 2.75% 2027	26,000	25,148
Saudi Arabia (Kingdom of) 2.875% 2023[4]	11,000	10,602
Saudi Arabia (Kingdom of) 3.625% 2028[4]	17,150	16,315
Saudi Arabia (Kingdom of) 4.625% 2047[4]	11,090	10,600
Swedish Export Credit Corp. 2.875% 2023[4]	3,000	2,985
		497,349
Federal agency bonds & notes 0.27%
Fannie Mae 2.00% 2022	30,000	29,399
Fannie Mae 2.125% 2026	45,510	43,106
Fannie Mae 6.25% 2029	4,000	5,199
Federal Home Loan Bank 2.375% 2020	200,000	200,105
Federal Home Loan Bank 5.50% 2036	600	800
Freddie Mac 0.75% 2018	38,120	38,111
Private Export Funding Corp. 3.55% 2024	25,897	26,958
		343,678
Municipals 0.26% Illinois 0.16%
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033[6]	217,930	204,619
California 0.03%
Industry Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational-Industrial Redev. Project No. 1), Series 2015-A, Assured Guaranty Municipal insured, 3.821% 2022	11,640	12,063
Los Angeles Community College Dist. (County of Los Angeles), G.O. Build America Bonds, 2008 Election, Series 2010-E, 6.60% 2042	15,000	21,493
Dept. of Veterans Affairs, Veterans G.O. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	1,900	1,903
		35,459
New Jersey 0.03%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, (SIFMA Municipal Swap Index + 1.60%) 3.18% 2028[7]	5,000	4,942
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	12,000	12,308
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	15,250	15,145
		32,395
American Balanced Fund — Page 30 of 36

unaudited
Bonds, notes & other debt instruments Municipals (continued) Michigan 0.02%	Principal amount (000)	Value (000)
City of Detroit, Sewage Disposal System Rev. Ref. Bonds, Series 2006-D, Assured Guaranty Municipal insured, (3-month USD-LIBOR + 0.60%) 1.735% 2032[7]	$5,000	$4,649
Fin. Auth., Local Government Loan Program Rev. Bonds (City of Detroit Fin. Recovery Income Tax Local Project), Series 2014-F-2, 4.60% 2022	9,000	9,233
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 2015-B-1, (1-month USD-LIBOR + 0.75%) 2.627% 2030[6,7]	6,911	6,931
		20,813
Florida 0.02%
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	4,000	4,025
State Board of Administration Fin. Corp., Rev. Bonds, Series 2016-A, 2.638% 2021	16,500	16,404
		20,429
South Dakota 0.00%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	445	460
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 2045	2,860	3,002
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	880	894
		4,356
Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	1,325	1,376
Maine 0.00%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-A-1, AMT, 3.25% 2043	540	547
Iowa 0.00%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2013-1, 2.15% 2043[6]	517	492
		320,486
Miscellaneous 0.03%
Other bonds & notes in initial period of acquisition		36,095
Total bonds, notes & other debt instruments (cost: $46,434,319,000)		46,113,340
Short-term securities 7.66%
Apple Inc. 1.64%–1.83% due 4/25/2018–5/8/2018[4]	184,400	184,060
Army and Air Force Exchange Service 1.75% due 4/2/2018[4]	50,000	49,990
CAFCO, LLC 1.81% due 5/15/2018[4]	50,000	49,870
Chevron Corp. 1.60% due 4/16/2018[4]	68,400	68,339
Coca-Cola Co. 1.58%–1.78% due 4/5/2018–5/4/2018[4]	182,400	182,178
Emerson Electric Co. 1.80%–1.82% due 4/13/2018–4/16/2018[4]	67,600	67,542
ExxonMobil Corp. 1.81% due 4/17/2018	60,000	59,943
Federal Farm Credit Banks 1.23%–1.25% due 4/30/2018–6/5/2018	100,000	99,779
Federal Home Loan Bank 1.36%–1.74% due 4/2/2018–6/20/2018	1,788,850	1,784,883
Home Depot Inc. 1.76% due 4/4/2018[4]	9,100	9,097
IBM Credit LLC 1.64% due 4/11/2018[4]	100,000	99,936
Intel Corp. 1.85% due 4/20/2018	43,800	43,751
John Deere Canada ULC 1.97% due 5/2/2018[4]	43,400	43,322
John Deere Capital Corp. 1.59% due 4/9/2018[4]	26,100	26,086
Kimberly-Clark Corp. 1.85% due 4/9/2018[4]	20,700	20,689
PepsiCo Inc. 1.78% due 4/11/2018[4]	75,500	75,452
American Balanced Fund — Page 31 of 36

unaudited
Short-term securities	Principal amount (000)	Value (000)
Procter & Gamble Co. 1.58%–1.60% due 4/18/2018–4/24/2018[4]	$225,000	$224,717
U.S. Bank, N.A. 1.41%–1.70% due 4/24/2018–6/4/2018	190,000	189,947
U.S. Treasury Bills 1.36%–1.99% due 4/12/2018–2/28/2019	6,080,000	6,025,966
United Parcel Service Inc. 1.85% due 5/1/2018[4]	84,700	84,552
Wal-Mart Stores, Inc. 1.74%–1.92% due 4/3/2018–5/21/2018[4]	109,500	109,449
Walt Disney Co. 1.81% due 5/18/2018[4]	100,000	99,732
Total short-term securities (cost: $9,601,216,000)		9,599,280
Total investment securities 101.22% (cost: $101,976,986,000)		126,766,956
Other assets less liabilities (1.22)%		(1,532,861)
Net assets 100.00%		$125,234,095
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended March 31, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 3/31/2018 (000)
Common stocks 0.95%
Information technology 0.66%
Symantec Corp.	32,026,000	—	—	32,026,000	$—	$(70,777)	$—	$827,872
VeriSign, Inc.[2,11]	5,300,000	—	1,000,000	4,300,000	54,849	(36,659)	—	—
								827,872
Materials 0.29%
Royal Gold, Inc.	4,175,000	79,500	—	4,254,500	—	15,573	—	365,334
Total 0.95%					$54,849	$(91,863)	$—	$1,193,206
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $2,862,350,000, which represented 2.29% of the net assets of the fund. This amount includes $2,579,004,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,354,988,000, which represented 5.07% of the net assets of the fund.
[5]	Value determined using significant unobservable inputs.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Coupon rate may change periodically.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]	Purchased on a TBA basis.
[10]	Amount less than one thousand.
[11]	Unaffiliated issuer at 3/31/2018.
American Balanced Fund — Page 32 of 36

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.
American Balanced Fund — Page 33 of 36

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2018 (dollars in thousands):
American Balanced Fund — Page 34 of 36

unaudited
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$14,600,390	$365,027	$—	$14,965,417
Financials	10,132,865	382,992	—	10,515,857
Consumer discretionary	9,186,710	144,018	—	9,330,728
Health care	7,620,216	117,272	—	7,737,488
Energy	6,649,900	282,708	—	6,932,608
Consumer staples	5,674,792	1,010,251	—	6,685,043
Industrials	3,411,582	—	—	3,411,582
Real estate	3,294,486	—	—	3,294,486
Materials	3,285,268	—	—	3,285,268
Utilities	389,745	—	—	389,745
Telecommunication services	142,600	—	—	142,600
Miscellaneous	3,690,927	555,884	—	4,246,811
Preferred securities	—	4,910	—	4,910
Convertible stocks	111,793	—	—	111,793
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	17,447,300	1,065	17,448,365
U.S. Treasury bonds & notes	—	15,595,369	—	15,595,369
Mortgage-backed obligations	—	10,530,536	—	10,530,536
Asset-backed obligations	—	1,341,462	—	1,341,462
Bonds & notes of governments & government agencies outside the U.S.	—	497,349	—	497,349
Federal agency bonds & notes	—	343,678	—	343,678
Municipals	—	320,486	—	320,486
Miscellaneous	—	36,095	—	36,095
Short-term securities	—	9,599,280	—	9,599,280
Total	$68,191,274	$58,574,617	$1,065	$126,766,956
*	Securities with a value of $2,579,004,000, which represented 2.06% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

Key to Abbreviations
ADR = American Depositary Receipts
AMT = Alternative Minimum Tax
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
Dev. = Development
Dist. = District
Econ. = Economic
Facs. = Facilities
Fin. = Finance
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TBA = To-be-announced
American Balanced Fund — Page 35 of 36

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
MFGEFPX-011-0518O-S60667	American Balanced Fund — Page 36 of 36

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND

By /s/ Gregory D. Johnson
Gregory D. Johnson, Vice Chairman, President and Principal Executive Officer

Date: May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gregory D. Johnson
Gregory D. Johnson, Vice Chairman, President and Principal Executive Officer

Date: May 24, 2018

By /s/ Hong T. Le
Hong T. Le, Treasurer and Principal Financial Officer

Date: May 24, 2018